UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service:	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: John H. Lively Practus, LLP 11300 Tomahawk Creek Parkway Suite 310 Leawood, KS 66211
Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	October 31
Date of reporting period:	April 30, 2026

Vest US Large Cap 10% Buffer Strategies Fund, Vest US Large Cap 20% Buffer Strategies Fund, Vest S&P 500® Dividend Aristocrats Target Income Fund, and Vest Bitcoin Strategy Managed Volatility Fund (collectively, the “Vest Funds”)

ITEM 1. (a)  REPORT TO STOCKHOLDERS.

Vest US Large Cap 10% Buffer Strategies Fund Tailored Shareholder Report

semi-annual shareholder report April 30, 2026 Vest US Large Cap 10% Buffer Strategies Fund Institutional Class Shares (ticker: BUIGX)

This semi-annual shareholder report contains important information about the Vest US Large Cap 10% Buffer Strategies Fund, Institutional Class for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.vestfin.com/mutual-funds/buffer-10-fund#fund-details. You can also request this information by contacting us at (855) 505-8378.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$48	0.96%¹
¹	Annualized.

Key Fund Statistics

(as of April 30, 2026)

Fund Net Assets	$406,097,316
Number of Holdings	41
Total Net Advisory Fee	$1,152,643
Portfolio Turnover Rate	6.92%

What did the Fund invest in?

(% of Net Assets as of April 30, 2026)

Sector Breakdown

S&P 500® Mini Index Call Options Purchased
101.72%
S&P 500® Mini Index Put Options Purchased
2.32%
Money Market Fund
0.28%
S&P 500® Mini Index Put Options Written
-1.26%
S&P 500® Mini Index Call Options Written
-3.02%

Portfolio Composition
Options Purchased	104.04%
Money Market Fund	0.28%
Options Written	-4.28%

For additional information about the Fund; including its prospectus, summary prospectus, financial information, holdings and proxy information, visit www.vestfin.com/mutual-funds/buffer-10-fund#fund-details.

Vest US Large Cap 10% Buffer Strategies Fund Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2026 Vest US Large Cap 10% Buffer Strategies Fund Investor Class Shares (ticker: BUMGX)

This semi-annual shareholder report contains important information about the Vest US Large Cap 10% Buffer Strategies Fund, Investor Class for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.vestfin.com/mutual-funds/buffer-10-fund#fund-details. You can also request this information by contacting us at (855) 505-8378.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$62	1.21%¹
¹	Annualized.

Key Fund Statistics

(as of April 30, 2026)

Fund Net Assets	$406,097,316
Number of Holdings	41
Total Net Advisory Fee	$1,152,643
Portfolio Turnover Rate	6.92%

What did the Fund invest in?

(% of Net Assets as of April 30, 2026)

Sector Breakdown

Portfolio Composition
Options Purchased	104.04%
Money Market Fund	0.28%
Options Written	-4.28%

For additional information about the Fund; including its prospectus, summary prospectus, financial information, holdings and proxy information, visit www.vestfin.com/mutual-funds/buffer-10-fund#fund-details.

Vest US Large Cap 10% Buffer Strategies Fund Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2026 Vest US Large Cap 10% Buffer Strategies Fund Class A Shares (ticker: BUAGX)

This semi-annual shareholder report contains important information about the Vest US Large Cap 10% Buffer Strategies Fund, Class A for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.vestfin.com/mutual-funds/buffer-10-fund#fund-details. You can also request this information by contacting us at (855) 505-8378.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$62	1.21%¹
¹	Annualized.

Key Fund Statistics

(as of April 30, 2026)

Fund Net Assets	$406,097,316
Number of Holdings	41
Total Net Advisory Fee	$1,152,643
Portfolio Turnover Rate	6.92%

What did the Fund invest in?

(% of Net Assets as of April 30, 2026)

Sector Breakdown

Portfolio Composition
Options Purchased	104.04%
Money Market Fund	0.28%
Options Written	-4.28%

For additional information about the Fund; including its prospectus, summary prospectus, financial information, holdings and proxy information, visit www.vestfin.com/mutual-funds/buffer-10-fund#fund-details.

Vest US Large Cap 10% Buffer Strategies Fund Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2026 Vest US Large Cap 10% Buffer Strategies Fund Class C Shares (ticker: BUCGX)

This semi-annual shareholder report contains important information about the Vest US Large Cap 10% Buffer Strategies Fund, Class C for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.vestfin.com/mutual-funds/buffer-10-fund#fund-details. You can also request this information by contacting us at (855) 505-8378.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$100	1.96%¹
¹	Annualized.

Key Fund Statistics

(as of April 30, 2026)

Fund Net Assets	$406,097,316
Number of Holdings	41
Total Net Advisory Fee	$1,152,643
Portfolio Turnover Rate	6.92%

What did the Fund invest in?

(% of Net Assets as of April 30, 2026)

Sector Breakdown

Portfolio Composition
Options Purchased	104.04%
Money Market Fund	0.28%
Options Written	-4.28%

For additional information about the Fund; including its prospectus, summary prospectus, financial information, holdings and proxy information, visit www.vestfin.com/mutual-funds/buffer-10-fund#fund-details.

Vest US Large Cap 10% Buffer Strategies Fund Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2026 Vest US Large Cap 10% Buffer Strategies Fund Class Y Shares (ticker: BUYGX)

This semi-annual shareholder report contains important information about the Vest US Large Cap 10% Buffer Strategies Fund, Class Y for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.vestfin.com/mutual-funds/buffer-10-fund#fund-details. You can also request this information by contacting us at (855) 505-8378.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$36	0.71%¹
¹	Annualized.

Key Fund Statistics

(as of April 30, 2026)

Fund Net Assets	$406,097,316
Number of Holdings	41
Total Net Advisory Fee	$1,152,643
Portfolio Turnover Rate	6.92%

What did the Fund invest in?

(% of Net Assets as of April 30, 2026)

Sector Breakdown

Portfolio Composition
Options Purchased	104.04%
Money Market Fund	0.28%
Options Written	-4.28%

For additional information about the Fund; including its prospectus, summary prospectus, financial information, holdings and proxy information, visit www.vestfin.com/mutual-funds/buffer-10-fund#fund-details.

Vest US Large Cap 20% Buffer Strategies Fund Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2026 Vest US Large Cap 20% Buffer Strategies Fund Institutional Class Shares (ticker: ENGIX)

This semi-annual shareholder report contains important information about the Vest US Large Cap 20% Buffer Strategies Fund, Institutional Class for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.vestfin.com/mutual-funds/buffer-20-fund#fund-details. You can also request this information by contacting us at (855) 505-8378.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$49	0.96%¹
¹	Annualized.

Key Fund Statistics

(as of April 30, 2026)

Fund Net Assets	$126,476,207
Number of Holdings	39
Total Advisory Fee Paid	$277,853
Portfolio Turnover Rate	0.62%

What did the Fund invest in?

(% of Net Assets as of April 30, 2026)

Sector Breakdown

Portfolio Composition
Options Purchased	106.12%
Money Market Fund	0.67%
Options Written	-6.71%

For additional information about the Fund; including its prospectus, summary prospectus, financial information, holdings and proxy information, visit www.vestfin.com/mutual-funds/buffer-20-fund#fund-details.

Vest US Large Cap 20% Buffer Strategies Fund Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2026 Vest US Large Cap 20% Buffer Strategies Fund Investor Class Shares (ticker: ENGLX)

This semi-annual shareholder report contains important information about the Vest US Large Cap 20% Buffer Strategies Fund, Investor Class for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.vestfin.com/mutual-funds/buffer-20-fund#fund-details. You can also request this information by contacting us at (855) 505-8378.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$61	1.21%¹
¹	Annualized.

Key Fund Statistics

(as of April 30, 2026)

Fund Net Assets	$126,476,207
Number of Holdings	39
Total Advisory Fee Paid	$277,853
Portfolio Turnover Rate	0.62%

What did the Fund invest in?

(% of Net Assets as of April 30, 2026)

Sector Breakdown

Portfolio Composition
Options Purchased	106.12%
Money Market Fund	0.67%
Options Written	-6.71%

For additional information about the Fund; including its prospectus, summary prospectus, financial information, holdings and proxy information, visit www.vestfin.com/mutual-funds/buffer-20-fund#fund-details.

Vest US Large Cap 20% Buffer Strategies Fund Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2026 Vest US Large Cap 20% Buffer Strategies Fund Class A Shares (ticker: ENGAX)

This semi-annual shareholder report contains important information about the Vest US Large Cap 20% Buffer Strategies Fund, Class A for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.vestfin.com/mutual-funds/buffer-20-fund#fund-details. You can also request this information by contacting us at (855) 505-8378.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$61	1.21%¹
¹	Annualized.

Key Fund Statistics

(as of April 30, 2026)

Fund Net Assets	$126,476,207
Number of Holdings	39
Total Advisory Fee Paid	$277,853
Portfolio Turnover Rate	0.62%

What did the Fund invest in?

(% of Net Assets as of April 30, 2026)

Sector Breakdown

Portfolio Composition
Options Purchased	106.12%
Money Market Fund	0.67%
Options Written	-6.71%

For additional information about the Fund; including its prospectus, summary prospectus, financial information, holdings and proxy information, visit www.vestfin.com/mutual-funds/buffer-20-fund#fund-details.

Vest US Large Cap 20% Buffer Strategies Fund Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2026 Vest US Large Cap 20% Buffer Strategies Fund Class C Shares (ticker: ENGCX)

This semi-annual shareholder report contains important information about the Vest US Large Cap 20% Buffer Strategies Fund, Class C for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.vestfin.com/mutual-funds/buffer-20-fund#fund-details. You can also request this information by contacting us at (855) 505-8378.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$99	1.96%¹
¹	Annualized.

Key Fund Statistics

(as of April 30, 2026)

Fund Net Assets	$126,476,207
Number of Holdings	39
Total Advisory Fee Paid	$277,853
Portfolio Turnover Rate	0.62%

What did the Fund invest in?

(% of Net Assets as of April 30, 2026)

Sector Breakdown

Portfolio Composition
Options Purchased	106.12%
Money Market Fund	0.67%
Options Written	-6.71%

For additional information about the Fund; including its prospectus, summary prospectus, financial information, holdings and proxy information, visit www.vestfin.com/mutual-funds/buffer-20-fund#fund-details.

Vest US Large Cap 20% Buffer Strategies Fund Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2026 Vest US Large Cap 20% Buffer Strategies Fund Class Y Shares (ticker: ENGYX)

This semi-annual shareholder report contains important information about the Vest US Large Cap 20% Buffer Strategies Fund, Class Y for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.vestfin.com/mutual-funds/buffer-20-fund#fund-details. You can also request this information by contacting us at (855) 505-8378.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$36	0.71%¹
¹	Annualized.

Key Fund Statistics

(as of April 30, 2026)

Fund Net Assets	$126,476,207
Number of Holdings	39
Total Advisory Fee Paid	$277,853
Portfolio Turnover Rate	0.62%

What did the Fund invest in?

(% of Net Assets as of April 30, 2026)

Sector Breakdown

Portfolio Composition
Options Purchased	106.12%
Money Market Fund	0.67%
Options Written	-6.71%

For additional information about the Fund; including its prospectus, summary prospectus, financial information, holdings and proxy information, visit www.vestfin.com/mutual-funds/buffer-20-fund#fund-details.

Vest S&P 500® Dividend Aristocrats Target Income Fund Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2026 Vest S&P 500® Dividend Aristocrats Target Income Fund Institutional Class Shares (ticker: KNGIX)

This semi-annual shareholder report contains important information about the Vest S&P 500® Dividend Aristocrats Target Income Fund, Institutional Class for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.vestfin.com/mutual-funds/sp-500-dividend-aristocrats-target-income-fund#fund-details. You can also request this information by contacting us at (855) 505-8378.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$49	0.96%¹
¹	Annualized.

Key Fund Statistics

(as of April 30, 2026)

Fund Net Assets	$50,211,724
Number of Holdings	99
Total Advisory Fee Paid	$31,130
Portfolio Turnover Rate	194.67%

What did the Fund invest in?

(% of Net Assets as of April 30, 2026)

Sector Breakdown

Consumer Staples
23.37%
Industrials
21.66%
Financials
12.64%
Materials
11.46%
Health Care
10.10%
Utilities
6.08%
Real Estate
4.39%
Consumer Discretionary
4.13%
Energy
3.00%
Information Technology
2.72%
Money Market Fund
0.71%

Top 10 Holdings
Caterpillar, Inc.	1.61%
Franklin Resources, Inc.	1.59%
West Pharmaceutical Services, Inc.	1.57%
Nucor Corp.	1.56%
NextEra Energy, Inc.	1.56%
Archer-Daniels-Midland Co.	1.54%
Eversource Energy	1.53%
General Dynamics Corp.	1.53%
The Coca-Cola Co.	1.52%
Automatic Data Processing, Inc.	1.51%

For additional information about the Fund; including its prospectus, summary prospectus, financial information, holdings and proxy information, visit www.vestfin.com/mutual-funds/sp-500-dividend-aristocrats-target-income-fund#fund-details.

Vest S&P 500® Dividend Aristocrats Target Income Fund Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2026 Vest S&P 500® Dividend Aristocrats Target Income Fund Investor Class Shares (ticker: KNGLX)

This semi-annual shareholder report contains important information about the Vest S&P 500® Dividend Aristocrats Target Income Fund, Investor Class for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.vestfin.com/mutual-funds/sp-500-dividend-aristocrats-target-income-fund#fund-details. You can also request this information by contacting us at (855) 505-8378.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$62	1.21%¹
¹	Annualized.

Key Fund Statistics

(as of April 30, 2026)

Fund Net Assets	$50,211,724
Number of Holdings	99
Total Advisory Fee Paid	$31,130
Portfolio Turnover Rate	194.67%

What did the Fund invest in?

(% of Net Assets as of April 30, 2026)

Sector Breakdown

Top 10 Holdings
Caterpillar, Inc.	1.61%
Franklin Resources, Inc.	1.59%
West Pharmaceutical Services, Inc.	1.57%
Nucor Corp.	1.56%
NextEra Energy, Inc.	1.56%
Archer-Daniels-Midland Co.	1.54%
Eversource Energy	1.53%
General Dynamics Corp.	1.53%
The Coca-Cola Co.	1.52%
Automatic Data Processing, Inc.	1.51%

For additional information about the Fund; including its prospectus, summary prospectus, financial information, holdings and proxy information, visit www.vestfin.com/mutual-funds/sp-500-dividend-aristocrats-target-income-fund#fund-details.

Vest S&P 500® Dividend Aristocrats Target Income Fund Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2026 Vest S&P 500® Dividend Aristocrats Target Income Fund Class A Shares (ticker: KNGAX)

This semi-annual shareholder report contains important information about the Vest S&P 500® Dividend Aristocrats Target Income Fund, Class A for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.vestfin.com/mutual-funds/sp-500-dividend-aristocrats-target-income-fund#fund-details. You can also request this information by contacting us at (855) 505-8378.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$62	1.21%¹
¹	Annualized.

Key Fund Statistics

(as of April 30, 2026)

Fund Net Assets	$50,211,724
Number of Holdings	99
Total Advisory Fee Paid	$31,130
Portfolio Turnover Rate	194.67%

What did the Fund invest in?

(% of Net Assets as of April 30, 2026)

Sector Breakdown

Top 10 Holdings
Caterpillar, Inc.	1.61%
Franklin Resources, Inc.	1.59%
West Pharmaceutical Services, Inc.	1.57%
Nucor Corp.	1.56%
NextEra Energy, Inc.	1.56%
Archer-Daniels-Midland Co.	1.54%
Eversource Energy	1.53%
General Dynamics Corp.	1.53%
The Coca-Cola Co.	1.52%
Automatic Data Processing, Inc.	1.51%

For additional information about the Fund; including its prospectus, summary prospectus, financial information, holdings and proxy information, visit www.vestfin.com/mutual-funds/sp-500-dividend-aristocrats-target-income-fund#fund-details.

Vest S&P 500® Dividend Aristocrats Target Income Fund Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2026 Vest S&P 500® Dividend Aristocrats Target Income Fund Class C Shares (ticker: KNGCX)

This semi-annual shareholder report contains important information about the Vest S&P 500® Dividend Aristocrats Target Income Fund, Class C for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.vestfin.com/mutual-funds/sp-500-dividend-aristocrats-target-income-fund#fund-details. You can also request this information by contacting us at (855) 505-8378.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$100	1.96%¹
¹	Annualized.

Key Fund Statistics

(as of April 30, 2026)

Fund Net Assets	$50,211,724
Number of Holdings	99
Total Advisory Fee Paid	$31,130
Portfolio Turnover Rate	194.67%

What did the Fund invest in?

(% of Net Assets as of April 30, 2026)

Sector Breakdown

Top 10 Holdings
Caterpillar, Inc.	1.61%
Franklin Resources, Inc.	1.59%
West Pharmaceutical Services, Inc.	1.57%
Nucor Corp.	1.56%
NextEra Energy, Inc.	1.56%
Archer-Daniels-Midland Co.	1.54%
Eversource Energy	1.53%
General Dynamics Corp.	1.53%
The Coca-Cola Co.	1.52%
Automatic Data Processing, Inc.	1.51%

For additional information about the Fund; including its prospectus, summary prospectus, financial information, holdings and proxy information, visit www.vestfin.com/mutual-funds/sp-500-dividend-aristocrats-target-income-fund#fund-details.

Vest S&P 500® Dividend Aristocrats Target Income Fund Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2026 Vest S&P 500® Dividend Aristocrats Target Income Fund Class Y Shares (ticker: KNGYX)

This semi-annual shareholder report contains important information about the Vest S&P 500® Dividend Aristocrats Target Income Fund, Class Y for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.vestfin.com/mutual-funds/sp-500-dividend-aristocrats-target-income-fund#fund-details. You can also request this information by contacting us at (855) 505-8378.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$37	0.71%¹
¹	Annualized.

Key Fund Statistics

(as of April 30, 2026)

Fund Net Assets	$50,211,724
Number of Holdings	99
Total Advisory Fee Paid	$31,130
Portfolio Turnover Rate	194.67%

What did the Fund invest in?

(% of Net Assets as of April 30, 2026)

Sector Breakdown

Top 10 Holdings
Caterpillar, Inc.	1.61%
Franklin Resources, Inc.	1.59%
West Pharmaceutical Services, Inc.	1.57%
Nucor Corp.	1.56%
NextEra Energy, Inc.	1.56%
Archer-Daniels-Midland Co.	1.54%
Eversource Energy	1.53%
General Dynamics Corp.	1.53%
The Coca-Cola Co.	1.52%
Automatic Data Processing, Inc.	1.51%

For additional information about the Fund; including its prospectus, summary prospectus, financial information, holdings and proxy information, visit www.vestfin.com/mutual-funds/sp-500-dividend-aristocrats-target-income-fund#fund-details.

Vest Bitcoin Strategy Managed Volatility Fund Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2026 Vest Bitcoin Strategy Managed Volatility Fund Institutional Class Shares (ticker: BTCVX)

This semi-annual shareholder report contains important information about the Vest Bitcoin Strategy Managed Volatility Fund, Institutional Class for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.vestfin.com/products/bitcoin-fund#fund-details. You can also request this information by contacting us at (855) 505-8378.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$43	0.99%¹
¹	Annualized.

Key Fund Statistics

(as of April 30, 2026)

Fund Net Assets	$14,024,016
Number of Holdings	2
Total Net Advisory Fee	$0
Portfolio Turnover Rate	219.84%

What did the Fund invest in?

(% of Net Assets as of April 30, 2026)*

Sector Breakdown

Portfolio Composition
Options Purchased	23.17%
Money Market Fund	6.57%

*As disclosed in a prospectus supplement dated May 1, 2026, the Fund's Bitcoin Reference Instrument was changed from CBOE Mini Bitcoin U.S. ETF Index ("MBTX") to iShares Bitcoin Trust ("IBIT"). On April 30, 2026, the Fund reduced its exposure to MBTX in connection with this transition. Because the transaction had not settled as of period-end, the related proceeds were categorized as a receivable and had not yet been invested into a money market fund. Accordingly, those amounts are not reflected in the categories shown above.

For additional information about the Fund; including its prospectus, summary prospectus, financial information, holdings and proxy information, visit www.vestfin.com/products/bitcoin-fund#fund-details.

Vest Bitcoin Strategy Managed Volatility Fund Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2026 Vest Bitcoin Strategy Managed Volatility Fund Investor Class Shares (ticker: BTCLX)

This semi-annual shareholder report contains important information about the Vest Bitcoin Strategy Managed Volatility Fund, Investor Class for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.vestfin.com/products/bitcoin-fund#fund-details. You can also request this information by contacting us at (855) 505-8378.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$53	1.24%¹
¹	Annualized.

Key Fund Statistics

(as of April 30, 2026)

Fund Net Assets	$14,024,016
Number of Holdings	2
Total Net Advisory Fee	$0
Portfolio Turnover Rate	219.84%

What did the Fund invest in?

(% of Net Assets as of April 30, 2026)*

Sector Breakdown

Portfolio Composition
Options Purchased	23.17%
Money Market Fund	6.57%

*As disclosed in a prospectus supplement dated May 1, 2026, the Fund's Bitcoin Reference Instrument was changed from CBOE Mini Bitcoin U.S. ETF Index ("MBTX") to iShares Bitcoin Trust ("IBIT"). On April 30, 2026, the Fund reduced its exposure to MBTX in connection with this transition. Because the transaction had not settled as of period-end, the related proceeds were categorized as a receivable and had not yet been invested into a money market fund. Accordingly, those amounts are not reflected in the categories shown above.

For additional information about the Fund; including its prospectus, summary prospectus, financial information, holdings and proxy information, visit www.vestfin.com/products/bitcoin-fund#fund-details.

Vest Bitcoin Strategy Managed Volatility Fund Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2026 Vest Bitcoin Strategy Managed Volatility Fund Class Y Shares (ticker: BTCYX)

This semi-annual shareholder report contains important information about the Vest Bitcoin Strategy Managed Volatility Fund, Class Y for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.vestfin.com/products/bitcoin-fund#fund-details. You can also request this information by contacting us at (855) 505-8378.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$38	0.89%¹
¹	Annualized.

Key Fund Statistics

(as of April 30, 2026)

Fund Net Assets	$14,024,016
Number of Holdings	2
Total Net Advisory Fee	$0
Portfolio Turnover Rate	219.84%

What did the Fund invest in?

(% of Net Assets as of April 30, 2026)*

Sector Breakdown

Portfolio Composition
Options Purchased	23.17%
Money Market Fund	6.57%

*As disclosed in a prospectus supplement dated May 1, 2026, the Fund's Bitcoin Reference Instrument was changed from CBOE Mini Bitcoin U.S. ETF Index ("MBTX") to iShares Bitcoin Trust ("IBIT"). On April 30, 2026, the Fund reduced its exposure to MBTX in connection with this transition. Because the transaction had not settled as of period-end, the related proceeds were categorized as a receivable and had not yet been invested into a money market fund. Accordingly, those amounts are not reflected in the categories shown above.

For additional information about the Fund; including its prospectus, summary prospectus, financial information, holdings and proxy information, visit www.vestfin.com/products/bitcoin-fund#fund-details.

ITEM 1. (b) Not applicable.

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a)	The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

FINANCIAL STATEMENTS

AND OTHER INFORMATION

Six Months Ended April 30, 2026 (unaudited)

THE VEST FAMILY OF FUNDS

Vest US Large Cap 10% Buffer Strategies Fund

Vest US Large Cap 20% Buffer Strategies Fund

Vest S&P 500® Dividend Aristocrats Target Income Fund

Vest Bitcoin Strategy Managed Volatility Fund

See Notes to Financial Statements

FINANCIAL STATEMENTS | April 30, 2026

Vest US Large Cap 10% Buffer Strategies Fund
Schedule of InvestmentsApril 30, 2026 (unaudited)

						Shares	Value
0.28%		MONEY MARKET FUND
		Federated Treasury Obligations Fund - Institutional Class 3.530%(A)				1,147,200	$1,147,200
		(Cost: $1,147,200)

104.04%		OPTIONS PURCHASED(B)
		Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
101.72%		CALL OPTIONS
		SPDR S&P 500 ETF	1,017	$73,087,722	$0.01	07/15/2026	$72,964,382
		SPDR S&P 500 ETF	650	46,712,900	0.01	04/21/2027	46,509,393
		SPDR S&P 500 ETF	3,578	257,136,548	0.01	05/19/2027	256,106,699
		SPDR S&P 500 ETF	577	41,466,682	68.33	02/16/2028	37,493,074
		TOTAL CALL OPTIONS PURCHASED					413,073,548
		(Cost: $303,409,672)

2.32%		PUT OPTIONS
		SPDR S&P 500 ETF	486	34,926,876	582.86	05/20/2026	9,021
		SPDR S&P 500 ETF	486	34,926,876	597.44	06/17/2026	56,624
		SPDR S&P 500 ETF	486	34,926,876	624.22	07/15/2026	176,047
		SPDR S&P 500 ETF	486	34,926,876	638.11	08/19/2026	349,277
		SPDR S&P 500 ETF	486	34,926,876	659.18	09/16/2026	577,914
		SPDR S&P 500 ETF	486	34,926,876	665.17	10/21/2026	771,766
		SPDR S&P 500 ETF	486	34,926,876	662.63	11/18/2026	856,526
		SPDR S&P 500 ETF	486	34,926,876	671.40	12/16/2026	1,031,692
		SPDR S&P 500 ETF	486	34,926,876	685.40	01/20/2027	1,286,814
		SPDR S&P 500 ETF	486	34,926,876	686.29	02/17/2027	1,381,223
		SPDR S&P 500 ETF	486	34,926,876	661.43	03/17/2027	1,200,612
		SPDR S&P 500 ETF	486	34,926,876	699.94	04/21/2027	1,719,036
		TOTAL PUT OPTIONS PURCHASED					9,416,552
		(Cost: $21,927,046)

104.04%		TOTAL OPTIONS PURCHASED					422,490,100
		(Cost: $325,336,718)

104.32%		TOTAL INVESTMENTS					423,637,300
		(Cost: $326,483,918)
(4.32%	)	Liabilities in excess of other assets					(17,539,984)
100.00%		NET ASSETS					$406,097,316

(A)Effective 7 day yield as of April 30, 2026.

(B)All or a portion of the options purchased are held as collateral for the options written.

See Notes to Financial Statements

FINANCIAL STATEMENTS | April 30, 2026

Vest US Large Cap 10% Buffer Strategies Fund
Schedule of Options WrittenApril 30, 2026 (unaudited)

(4.28%)	OPTIONS WRITTEN
	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
(3.02%)	CALL OPTIONS
	SPDR S&P 500 ETF	486	$(34,926,876)	$676.46	05/20/2026	$(2,212,986)
	SPDR S&P 500 ETF	486	(34,926,876)	691.43	06/17/2026	(1,830,433)
	SPDR S&P 500 ETF	486	(34,926,876)	720.92	07/15/2026	(1,012,413)
	SPDR S&P 500 ETF	486	(34,926,876)	733.83	08/19/2026	(971,818)
	SPDR S&P 500 ETF	486	(34,926,876)	755.49	09/16/2026	(684,873)
	SPDR S&P 500 ETF	486	(34,926,876)	773.06	10/21/2026	(565,207)
	SPDR S&P 500 ETF	486	(34,926,876)	778.52	11/18/2026	(636,336)
	SPDR S&P 500 ETF	486	(34,926,876)	781.45	12/16/2026	(737,027)
	SPDR S&P 500 ETF	486	(34,926,876)	790.78	01/20/2027	(737,121)
	SPDR S&P 500 ETF	486	(34,926,876)	794.98	02/17/2027	(811,799)
	SPDR S&P 500 ETF	486	(34,926,876)	777.50	03/17/2027	(1,288,193)
	SPDR S&P 500 ETF	486	(34,926,876)	815.33	04/21/2027	(762,499)
	TOTAL CALL OPTIONS WRITTEN					(12,250,705)
	(Premiums Received: $5,784,563)

(1.26%)	PUT OPTIONS
	SPDR S&P 500 ETF	486	(34,926,876)	524.57	05/20/2026	(3,754)
	SPDR S&P 500 ETF	486	(34,926,876)	537.70	06/17/2026	(25,242)
	SPDR S&P 500 ETF	486	(34,926,876)	561.80	07/15/2026	(78,032)
	SPDR S&P 500 ETF	486	(34,926,876)	574.30	08/19/2026	(161,477)
	SPDR S&P 500 ETF	486	(34,926,876)	593.26	09/16/2026	(271,390)
	SPDR S&P 500 ETF	486	(34,926,876)	598.65	10/21/2026	(383,165)
	SPDR S&P 500 ETF	486	(34,926,876)	596.37	11/18/2026	(446,085)
	SPDR S&P 500 ETF	486	(34,926,876)	604.26	12/16/2026	(553,805)
	SPDR S&P 500 ETF	486	(34,926,876)	616.86	01/20/2027	(706,024)
	SPDR S&P 500 ETF	486	(34,926,876)	617.66	02/17/2027	(778,865)
	SPDR S&P 500 ETF	486	(34,926,876)	595.29	03/17/2027	(702,139)
	SPDR S&P 500 ETF	486	(34,926,876)	629.95	04/21/2027	(1,011,281)
	TOTAL PUT OPTIONS WRITTEN					(5,121,259)
	(Premiums Received: $12,508,020)

(4.28%)	TOTAL OPTIONS WRITTEN					$(17,371,964)
	(Premiums Received: $18,292,583)

See Notes to Financial Statements

FINANCIAL STATEMENTS | April 30, 2026

Vest US Large Cap 10% Buffer Strategies Fund
Schedule of Options Written - continuedApril 30, 2026 (unaudited)

The table below discloses both gross information and net information about instruments and transactions eligible for offset in the Statements of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement held at counterparties.

Assets:

	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts not offset in the Statements of Assets and Liabilities
				Financial Instruments	Collateral Received	Net Amount
Description
Options Purchased	$422,490,100	$—	$422,490,100	$(17,371,964)	$—	$405,118,136

Liabilities:

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts not offset in the Statements of Assets and Liabilities
				Financial Instruments	Collateral Pledged	Net Amount
Description
Options Written	$(17,371,964)	$—	$(17,371,964)	$17,371,964	$—	$—

Actual cash amounts required at each counterparty are based on the notional amounts or the number of contracts outstanding and may exceed the cash presented in the collateral tables. The master netting agreements allow the clearing brokers to net any collateral held in or on behalf of the Fund or liabilities or payment obligations of the clearing brokers to the Fund against any liabilities or payment obligations of the Fund to the clearing brokers. The Fund may be required to deposit financial collateral (including cash collateral) at the clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counter parties. Such requirements are specific to the respective clearing broker or counterparty.

See Notes to Financial Statements

FINANCIAL STATEMENTS | April 30, 2026

Vest US Large Cap 20% Buffer Strategies Fund
Schedule of InvestmentsApril 30, 2026 (unaudited)

						Shares	Value
0.67%		MONEY MARKET FUND
		Federated Treasury Obligations Fund - Institutional Class 3.530%(A)				846,604	$846,604
		(Cost: $846,604)

106.12%		OPTIONS PURCHASED(B)
		Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
103.78%		CALL OPTIONS
		SPDR S&P 500 ETF	826	$59,361,316	$0.02	04/21/2027	$59,101,148
		SPDR S&P 500 ETF	1,008	72,440,928	0.02	05/19/2027	72,149,828
		TOTAL CALL OPTIONS PURCHASED					131,250,976
		(Cost: $93,089,545)

2.34%		PUT OPTIONS
		SPDR S&P 500 ETF	153	10,995,498	582.85	05/20/2026	2,840
		SPDR S&P 500 ETF	153	10,995,498	597.43	06/17/2026	17,823
		SPDR S&P 500 ETF	153	10,995,498	624.21	07/15/2026	55,414
		SPDR S&P 500 ETF	153	10,995,498	638.10	08/19/2026	109,943
		SPDR S&P 500 ETF	153	10,995,498	659.17	09/16/2026	181,915
		SPDR S&P 500 ETF	153	10,995,498	665.16	10/21/2026	242,938
		SPDR S&P 500 ETF	153	10,995,498	662.62	11/18/2026	269,620
		SPDR S&P 500 ETF	153	10,995,498	671.39	12/16/2026	324,762
		SPDR S&P 500 ETF	153	10,995,498	685.39	01/20/2027	405,074
		SPDR S&P 500 ETF	153	10,995,498	686.28	02/17/2027	434,794
		SPDR S&P 500 ETF	153	10,995,498	661.42	03/17/2027	377,941
		SPDR S&P 500 ETF	153	10,995,498	699.93	04/21/2027	541,138
		TOTAL PUT OPTIONS PURCHASED					2,964,202
		(Cost: $6,883,176)

106.12%		TOTAL OPTIONS PURCHASED					134,215,178
		(Cost: $99,972,721)

106.79%		TOTAL INVESTMENTS					135,061,782
		(Cost: $100,819,325)
(6.79%	)	Liabilities in excess of other assets					(8,585,575)
100.00%		NET ASSETS					$126,476,207

(A)Effective 7 day yield as of April 30, 2026.

(B)All or a portion of the options purchased are held as collateral for the options written.

See Notes to Financial Statements

FINANCIAL STATEMENTS | April 30, 2026

Vest US Large Cap 20% Buffer Strategies Fund
Schedule of Options WrittenApril 30, 2026 (unaudited)

(6.71%)	OPTIONS WRITTEN
	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
(6.00%)	CALL OPTIONS
	SPDR S&P 500 ETF	153	$(10,995,498)	$646.58	05/20/2026	$(1,136,680)
	SPDR S&P 500 ETF	153	(10,995,498)	663.33	06/17/2026	(952,293)
	SPDR S&P 500 ETF	153	(10,995,498)	688.10	07/15/2026	(684,926)
	SPDR S&P 500 ETF	153	(10,995,498)	700.12	08/19/2026	(644,621)
	SPDR S&P 500 ETF	153	(10,995,498)	722.09	09/16/2026	(484,977)
	SPDR S&P 500 ETF	153	(10,995,498)	732.47	10/21/2026	(461,273)
	SPDR S&P 500 ETF	153	(10,995,498)	733.82	11/18/2026	(517,355)
	SPDR S&P 500 ETF	153	(10,995,498)	739.33	12/16/2026	(531,771)
	SPDR S&P 500 ETF	153	(10,995,498)	753.21	01/20/2027	(475,543)
	SPDR S&P 500 ETF	153	(10,995,498)	759.17	02/17/2027	(485,961)
	SPDR S&P 500 ETF	153	(10,995,498)	737.52	03/17/2027	(727,195)
	SPDR S&P 500 ETF	153	(10,995,498)	771.46	04/21/2027	(498,049)
	TOTAL CALL OPTIONS WRITTEN					(7,600,644)
	(Premiums Received: $3,926,177)

(0.71%)	PUT OPTIONS
	SPDR S&P 500 ETF	153	(10,995,498)	466.28	05/20/2026	(621)
	SPDR S&P 500 ETF	153	(10,995,498)	477.94	06/17/2026	(4,082)
	SPDR S&P 500 ETF	153	(10,995,498)	499.37	07/15/2026	(12,918)
	SPDR S&P 500 ETF	153	(10,995,498)	510.48	08/19/2026	(26,956)
	SPDR S&P 500 ETF	153	(10,995,498)	527.34	09/16/2026	(43,921)
	SPDR S&P 500 ETF	153	(10,995,498)	532.13	10/21/2026	(62,768)
	SPDR S&P 500 ETF	153	(10,995,498)	530.10	11/18/2026	(75,170)
	SPDR S&P 500 ETF	153	(10,995,498)	537.11	12/16/2026	(94,331)
	SPDR S&P 500 ETF	153	(10,995,498)	548.31	01/20/2027	(121,953)
	SPDR S&P 500 ETF	153	(10,995,498)	549.03	02/17/2027	(137,219)
	SPDR S&P 500 ETF	153	(10,995,498)	529.14	03/17/2027	(128,854)
	SPDR S&P 500 ETF	153	(10,995,498)	559.94	04/21/2027	(182,945)
	TOTAL PUT OPTIONS WRITTEN					(891,738)
	(Premiums Received: $2,219,459)

(6.71%)	TOTAL OPTIONS WRITTEN					$(8,492,382)
	(Premiums Received: $6,145,636)

See Notes to Financial Statements

FINANCIAL STATEMENTS | April 30, 2026

Vest US Large Cap 20% Buffer Strategies Fund
Schedule of Options Written - continuedApril 30, 2026 (unaudited)

The table below discloses both gross information and net information about instruments and transactions eligible for offset in the Statements of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement held at counterparties.

Assets:

	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts not offset in the Statements of Assets and Liabilities		Net Amount
				Financial Instruments	Collateral Received
Description
Options Purchased	$134,215,178	$—	$134,215,178	$(8,492,382)	$—	$125,722,796

Liabilities:

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts not offset in the Statements of Assets and Liabilities		Net Amount
				Financial Instruments	Collateral Pledged
Description
Options Written	$(8,492,382)	$—	$(8,492,382)	$8,492,382	$—	$—

Actual cash amounts required at each counterparty are based on the notional amounts or the number of contracts outstanding and may exceed the cash presented in the collateral tables. The master netting agreements allow the clearing brokers to net any collateral held in or on behalf of the Fund or liabilities or payment obligations of the clearing brokers to the Fund against any liabilities or payment obligations of the Fund to the clearing brokers. The Fund may be required to deposit financial collateral (including cash collateral) at the clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counter parties. Such requirements are specific to the respective clearing broker or counterparty.

See Notes to Financial Statements

FINANCIAL STATEMENTS | April 30, 2026

Vest S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Schedule of InvestmentsApril 30, 2026 (unaudited)

		Shares	Value
99.55%	COMMON STOCKS

4.13%	CONSUMER DISCRETIONARY
	Genuine Parts Co.	6,309	$676,514
	Lowe’s Companies, Inc.(A)	2,888	689,626
	McDonald’s Corp.(A)	2,404	705,790
			2,071,930

23.37%	CONSUMER STAPLES
	Archer-Daniels-Midland Co.	10,390	774,471
	Brown-Forman Corp. Class B	25,235	650,306
	Church & Dwight Co.	7,784	755,515
	The Clorox Co.	7,284	702,469
	The Coca-Cola Co.(A)	9,712	764,917
	Colgate-Palmolive Co.(A)	8,868	756,972
	Hormel Foods Corp.(A)	34,142	733,029
	The JM Smucker Co.	7,578	742,871
	Kenvue, Inc.(A)	41,937	735,156
	Kimberly-Clark Corp.(A)	7,510	739,209
	McCormick & Co., Inc.(B)	13,958	709,625
	PepsiCo, Inc.(A)	4,683	742,209
	The Procter & Gamble Co.(A)	5,098	749,865
	Sysco Corp.	9,701	724,762
	Target Corp.(A)	5,492	712,587
	Walmart, Inc.(A)	5,598	738,544
			11,732,507

3.00%	ENERGY
	Chevron Corp.(A)	3,901	754,102
	Exxon Mobil Corp.(A)	4,890	754,674
			1,508,776

12.64%	FINANCIALS
	Aflac, Inc.(A)	6,256	711,120
	Brown & Brown, Inc.	10,522	632,898
	Cincinnati Financial Corp.	4,358	712,969
	Erie Indemnity Co.	2,858	625,702
	FactSet Research Systems, Inc.	3,019	687,064
	Franklin Resources, Inc.	26,634	798,221
	The Progressive Corp.	2,203	720,381
	S&P 500 Global, Inc.(A)	1,632	703,767
	T Rowe Price Group, Inc.	7,318	752,876
			6,344,998

See Notes to Financial Statements

FINANCIAL STATEMENTS | April 30, 2026

Vest S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Schedule of Investments - continuedApril 30, 2026 (unaudited)

		Shares	Value
10.10%	HEALTH CARE
	Abbott Laboratories(A)	7,825	$710,432
	Abbvie, Inc.(A)	3,537	747,439
	Becton Dickinson & Co.	4,630	690,055
	Cardinal Health, Inc.(A)	3,540	682,795
	Johnson & Johnson(A)	3,208	737,359
	Medtronic plc(A)	8,848	716,423
	West Pharmaceutical Services, Inc.	2,641	785,935
			5,070,438

21.66%	INDUSTRIALS
	A O Smith Corp.	11,163	690,320
	Automatic Data Processing, Inc.(A)	3,576	757,897
	Caterpillar, Inc.(A)	906	806,440
	CH Robinson Worldwide, Inc.	3,951	718,331
	Cintas Corp.(A)	4,116	719,106
	Dover Corp.	3,294	745,795
	Emerson Electric Co.(A)	5,009	703,464
	Expeditors International of Washington, Inc.	4,805	710,611
	Fastenal Co.	15,876	713,309
	General Dynamics Corp.(A)	2,229	767,445
	Grainger WW, Inc.	620	720,037
	Illinois Tool Works, Inc.	2,677	690,693
	Nordson Corp.	2,566	740,163
	Pentair plc	8,062	650,684
	Stanley Black & Decker, Inc.	9,515	743,692
			10,877,987

2.72%	INFORMATION TECHNOLOGY
	International Business Machines Corp.(A)	2,838	655,521
	Roper Technologies, Inc.	1,999	709,265
			1,364,786

11.46%	MATERIALS
	Air Products and Chemicals, Inc.	2,461	738,423
	Albemarle Corp.(A)	3,656	719,135
	Amcor plc	17,652	671,482
	Ecolab, Inc.	2,679	698,147
	Linde plc	1,466	734,671
	Nucor Corp.	3,487	785,586
	PPG Industries, Inc.(A)	6,541	709,698
	The Sherwin-Williams Co.	2,168	697,250
			5,754,392

See Notes to Financial Statements

FINANCIAL STATEMENTS | April 30, 2026

Vest S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Schedule of Investments - continuedApril 30, 2026 (unaudited)

			Shares	Value
4.39%		REAL ESTATE
		Essex Property Trust, Inc. REIT	2,866	$754,360
		Federal Realty Investment Trust REIT	6,528	723,955
		Realty Income Corp. REIT	11,336	728,225
				2,206,540

6.08%		UTILITIES
		Atmos Energy Corp.	3,966	753,461
		Consolidated Edison, Inc.	6,706	747,652
		Eversource Energy	10,858	767,661
		NextEra Energy, Inc.(A)	8,008	783,823
				3,052,597

99.55%		TOTAL COMMON STOCKS		49,984,951
		(Cost: $40,483,536)

0.71%		MONEY MARKET FUND
		Federated Treasury Obligations Fund - Institutional Class 3.530%(C)	357,035	357,035
		(Cost: $357,035)

100.26%		TOTAL INVESTMENTS		50,341,986
		(Cost: $40,840,571)
(0.26%	)	Liabilities in excess of other assets		(130,262)
100.00%		NET ASSETS		$50,211,724

(A)All or a portion of the securities are held as collateral for options written. On April 30, 2026, the value of the securities held as collateral was $4,413,325.

(B)Non-voting shares.

(C)Effective 7 day yield as of April 30, 2026.

REIT - Real Estate Investment Trust.

See Notes to Financial Statements

FINANCIAL STATEMENTS | April 30, 2026

Vest S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Schedule of Options WrittenApril 30, 2026 (unaudited)

(0.22%)	OPTIONS WRITTEN(A)
	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
(0.22%)	CALL OPTIONS
	Abbott Laboratories	13	$(118,027)	$92.00	05/01/2026	$(260)
	Abbvie, Inc.	7	(147,924)	197.50	05/01/2026	(10,290)
	Aflac, Inc.	14	(159,138)	115.00	05/01/2026	(462)
	Albemarle Corp.	9	(177,030)	187.50	05/01/2026	(8,892)
	Automatic Data Processing, Inc.	6	(127,164)	197.50	05/01/2026	(8,760)
	Cardinal Health, Inc.	7	(135,016)	200.00	05/01/2026	(350)
	Caterpillar, Inc.	2	(178,022)	830.00	05/01/2026	(12,156)
	Chevron Corp.	9	(173,979)	185.00	05/01/2026	(7,713)
	Cintas Corp.	8	(139,768)	175.00	05/01/2026	(1,040)
	The Coca-Cola Co.	21	(165,396)	76.00	05/01/2026	(6,048)
	Colgate-Palmolive Co.	18	(153,648)	84.00	05/01/2026	(5,004)
	Emerson Electric Co.	10	(140,440)	141.00	05/01/2026	(1,270)
	Exxon Mobil Corp.	12	(185,196)	148.00	05/01/2026	(8,856)
	General Dynamics Corp.	4	(137,720)	310.00	05/01/2026	(13,920)
	Hormel Foods Corp.	63	(135,261)	22.00	05/01/2026	(1,575)
	International Business Machines Corp.	5	(115,490)	230.00	05/01/2026	(1,235)
	Johnson & Johnson	7	(160,895)	227.50	05/01/2026	(2,107)
	Kenvue, Inc.	89	(156,017)	17.50	05/01/2026	(1,424)
	Kimberly-Clark Corp.	15	(147,645)	98.00	05/01/2026	(1,425)
	Lowe’s Companies, Inc.	6	(143,274)	245.00	05/01/2026	(138)
	McDonald’s Corp.	5	(146,795)	300.00	05/01/2026	(40)
	Medtronic plc	15	(121,455)	83.00	05/01/2026	(300)
	NextEra Energy, Inc.	18	(176,184)	95.00	05/01/2026	(5,544)
	PepsiCo, Inc.	10	(158,490)	155.00	05/01/2026	(3,870)
	PPG Industries, Inc.	14	(151,900)	110.00	05/01/2026	(1,050)
	The Procter & Gamble Co.	11	(161,799)	148.00	05/01/2026	(495)
	S&P 500 Global, Inc.	3	(129,369)	435.00	05/01/2026	(384)
	Target Corp.	15	(194,625)	128.00	05/01/2026	(2,955)
	Walmart, Inc.	13	(171,509)	130.00	05/01/2026	(2,912)
	(Premiums Received: $84,503)					(110,475)

(0.22%)	TOTAL OPTIONS WRITTEN					$(110,475)
	(Premiums Received: $84,503)

(A)Non-income producing.

See Notes to Financial Statements

FINANCIAL STATEMENTS | April 30, 2026

Vest S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Schedule of Options Written - continuedApril 30, 2026 (unaudited)

The table below discloses both gross information and net information about instruments and transactions eligible for offset in the Statements of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement held at counterparties.

Liabilities:

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts not offset in the Statements of Assets and Liabilities		Net Amount
				Financial Instruments	Collateral Pledged
Description
Written Options	$(110,475)	$—	$(110,475)	$110,475	$—	$—

Actual cash amounts required at each counterparty are based on the notional amounts or the number of contracts outstanding and may exceed the cash presented in the collateral tables. The master netting agreements allow the clearing brokers to net any collateral held in or on behalf of the Fund or liabilities or payment obligations of the clearing brokers to the Fund against any liabilities or payment obligations of the Fund to the clearing brokers. The Fund may be required to deposit financial collateral (including cash collateral) at the clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counter parties. Such requirements are specific to the respective clearing broker or counterparty.

See Notes to Financial Statements

FINANCIAL STATEMENTS | April 30, 2026

Vest BitCoin Strategy Managed Volatility Fund
Consolidated Schedule of InvestmentsApril 30, 2026 (unaudited)

		Shares	Value
6.57%	MONEY MARKET FUND
	Federated Treasury Obligations Fund - Institutional Class 3.530%(A)	921,154	$921,154
	(Cost: $921,154)

23.17%	OPTIONS PURCHASED(B)
	Descriptions	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
23.17%	CALL OPTIONS
	CBOE MINI Bitcoin U.S. ETF Index	179	$3,227,191	$0.01	9/16/2026	$3,249,300

23.17%	TOTAL OPTIONS PURCHASED					3,249,300
	(Cost $ 2,915,831)

29.74%	TOTAL INVESTMENTS					4,170,454
	(Cost: $3,836,985)
70.26%	Other assets, net of liabilities					9,853,562
100.00%	NET ASSETS					$14,024,016

(A)Effective 7 day yield as of April 30, 2026.

(B)Non-income producing.

See Notes to Financial Statements

FINANCIAL STATEMENTS | April 30, 2026

THE VEST FAMILY OF FUNDS
April 30, 2026 (unaudited)

See Notes to Financial Statements

FINANCIAL STATEMENTS | April 30, 2026

THE VEST FAMILY OF FUNDS
Statements of Assets and Liabilities

	Vest US Large Cap 10% Buffer Strategies Fund	Vest US Large Cap 20% Buffer Strategies Fund	Vest S&P 500® Dividend Aristocrats Target Income Fund	Vest Bitcoin Strategy Managed Volatility Fund (Consolidated)
ASSETS
Investments at value(1) (Note 1)	$423,637,300	$135,061,782	$50,341,986	$4,170,454
Cash deposits with brokers (Note 1)	1,145	101	2,972	—
Receivable for securities sold	—	—	2,108,532	9,839,131
Receivable for capital stock sold	70,342	6,744	21,570	14,467
Dividends and interest receivable	4,953	1,671	66,132	3,408
Due from advisor	—	54,113	21,060	—
Prepaid expenses	194,819	47,398	72,897	32,648
TOTAL ASSETS	423,908,559	135,171,809	52,635,149	14,060,108

LIABILITIES
Options written at value(2) (Note 1)	17,371,964	8,492,382	110,475	—
Payable for securities purchased	—	—	2,113,230	—
Payable for capital stock redeemed	106,478	123,677	29,915	3,825
Accrued advisory fees	174,823	—	—	3,884
Accrued 12b-1 fees	7,931	9,799	136,734	2,942
Accrued administration, fund accounting, and transfer agent fees	30,250	14,512	7,733	—
Other accrued expenses	119,797	55,232	25,338	25,441
TOTAL LIABILITIES	17,811,243	8,695,602	2,423,425	36,092
NET ASSETS	$406,097,316	$126,476,207	$50,211,724	$14,024,016

Net Assets Consist of:
Paid-in-capital	$305,158,741	$97,583,589	$48,790,491	$19,079,632
Distributable earnings (accumulated deficit)	100,938,575	28,892,618	1,421,233	(5,055,616)
Net Assets	$406,097,316	$126,476,207	$50,211,724	$14,024,016

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
Net Assets
Institutional Class	$261,071,938	$72,369,300	17,437,221	$4,089,158
Investor Class	14,328,206	13,302,478	4,040,873	8,363,070
Class A	6,675,559	2,204,108	1,161,472	—
Class C	4,807,191	2,596,301	2,042,821	—
Class Y	119,214,422	36,004,020	25,529,337	1,571,788
Total	$406,097,316	$126,476,207	$50,211,724	$14,024,016

See Notes to Financial Statements

FINANCIAL STATEMENTS | April 30, 2026

THE VEST FAMILY OF FUNDS
April 30, 2026 (unaudited)

See Notes to Financial Statements

FINANCIAL STATEMENTS | April 30, 2026

THE VEST FAMILY OF FUNDS
Statements of Assets and Liabilities - continued

	Vest US Large Cap 10% Buffer Strategies Fund	Vest US Large Cap 20% Buffer Strategies Fund	Vest S&P 500® Dividend Aristocrats Target Income Fund	Vest Bitcoin Strategy Managed Volatility Fund (Consolidated)
Shares Outstanding
Institutional Class	11,223,220	8,315,803	1,560,972	221,686
Investor Class	627,833	1,583,821	360,729	438,725
Class A	292,148	271,564	104,082	—
Class C	223,204	342,778	184,210	—
Class Y	5,045,913	4,026,029	2,275,826	83,968
Total	17,412,318	14,539,995	4,485,819	744,379
Net Asset Value and Redemption Price Per Share
Institutional Class	$23.26	$8.70	$11.17	$18.45
Investor Class(3)	$22.82	$8.40	$11.20	$19.06
Class A(3)	$22.85	$8.12	$11.16	$—
Class C(3)	$21.54	$7.57	$11.09	$—
Class Y	$23.63	$8.94	$11.22	$18.72
Maximum Offering Price Per Share(4)
Class A	$24.24	$8.62	$11.84	$—

(1)Identified cost of:	$326,483,918	$100,819,325	$40,840,571	$3,836,985
(2)Premiums received of:	$18,292,583	$6,145,636	$84,503	$—

(3)May be subject to a 2% redemption fee if redeemed with in 30 days of purchase.

(4)Maximum offering price per share includes sales charge of 5.75%.

See Notes to Financial Statements

FINANCIAL STATEMENTS | April 30, 2026

See Notes to Financial Statements

FINANCIAL STATEMENTS | April 30, 2026

THE VEST FAMILY OF FUNDS
Statements of Operations

THE VEST FAMILY OF FUNDS
Six Months Ended April 30, 2026 (unaudited)

	Vest US Large Cap 10% Buffer Strategies Fund	Vest US Large Cap 20% Buffer Strategies Fund	Vest S&P 500® Dividend Aristocrats Target Income Fund	Vest Bitcoin Strategy Managed Volatility Fund (Consolidated)
INVESTMENT INCOME
Dividends	$31,979	$20,796	$619,166	$152,117
Total investment income	31,979	20,796	619,166	152,117

EXPENSES
Investment management fees (Note 2)	1,418,131	481,196	183,091	72,440
12b-1 fees (Note 2)
Investor Class	17,638	17,267	5,214	11,463
Class A	7,495	1,946	1,602	—
Class C	22,022	14,190	10,210	—
Recordkeeping and administrative services (Note 2)	166,169	49,522	19,257	6,049
Accounting fees (Note 2)	37,405	26,938	11,821	4,954
Custody fees	2,326	4,273	23,274	5,951
Transfer agent fees (Note 2)	12,611	17,396	6,038	3,973
Audit and tax fees	75,721	9,512	3,920	1,578
Legal fees	4,788	16,806	8,098	16,893
Filing and registration fees	54,794	34,794	39,390	28,549
Trustee fees	33,528	9,001	1,881	1,147
Compliance fees	10,703	6,733	1,534	939
Shareholder reports	29,508	28,182	14,978	11,537
Shareholder servicing
Institutional Class	136,684	56,873	14,478	4,768
Investor Class	17,638	10,361	3,129	11,463
Class A	4,497	1,678	3,275	—
Class C	3,303	2,129	4,211	—
Insurance	1,495	1,170	945	338
Proxy expenses	29,280	7,859	2,706	137
Other	3,325	13,420	13,759	1,973
Total expenses	2,089,061	811,246	372,811	184,152
Investment management fee waivers and reimbursed expenses (Note 2)	(265,488)	(203,343)	(151,961)	(101,623)
Net expenses	1,823,573	607,903	220,850	82,529

Net investment income (loss)	(1,791,594)	(587,107)	398,316	69,588

See Notes to Financial Statements

FINANCIAL STATEMENTS | April 30, 2026

See Notes to Financial Statements

FINANCIAL STATEMENTS | April 30, 2026

THE VEST FAMILY OF FUNDS
Statements of Operations - continued

THE VEST FAMILY OF FUNDS
Six Months Ended April 30, 2026 (unaudited)

	Vest US Large Cap 10% Buffer Strategies Fund		Vest US Large Cap 20% Buffer Strategies Fund	Vest S&P 500® Dividend Aristocrats Target Income Fund	Vest Bitcoin Strategy Managed Volatility Fund (Consolidated)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	15,252,682	(1)	—	(1,041,121)	—
Net realized gain (loss) on options purchased	(6,733,741)		480,990	—	642,558
Net realized gain (loss) on futures contracts	—		—	—	(6,676,257)
Net realized gain (loss) on options written	3,372,762		(554,858)	923,528	—
Net realized gain (loss) on investments, options purchased, futures contracts, and options written	11,891,703		(73,868)	(117,593)	(6,033,699)

Net change in unrealized appreciation (depreciation) of investments	—		—	2,931,186	—
Net change in unrealized appreciation (depreciation) of options purchased	5,693,682		4,193,557	—	333,469
Net change in unrealized appreciation (depreciation) on futures contracts	—		—	—	611,888
Net change in unrealized appreciation (depreciation) of options written	7,566,341		2,209,383	(25,404)	—
Net change in unrealized appreciation (depreciation) of investments, options purchased, futures contracts, and options written	13,260,023		6,402,940	2,905,782	945,357

Net realized and unrealized gain (loss)	25,151,726		6,329,072	2,788,189	(5,088,342)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$23,360,132		$5,741,965	$3,186,505	$(5,018,754)

(1)Includes realized gains (losses) as a result of in-kind transactions (Note 3)

See Notes to Financial Statements

FINANCIAL STATEMENTS | April 30, 2026

See Notes to Financial Statements

FINANCIAL STATEMENTS | April 30, 2026

THE VEST FAMILY OF FUNDS
Statements of Changes in Net Assets

Vest US Large Cap 10% Buffer Strategies Fund	Vest US Large Cap 20% Buffer Strategies Fund	Vest S&P 500® Dividend Aristocrats Target Income Fund	Vest Bitcoin Strategy Managed Volatility Fund (Consolidated)
Six Months Ended April 30, 2026 (unaudited)	Year Ended October 31, 2025	Six Months Ended April 30, 2026 (unaudited)	Year Ended October 31, 2025	Six Months Ended April 30, 2026 (unaudited)	Year Ended October 31, 2025	Six Months Ended April 30, 2026 (unaudited)	Year Ended October 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$(1,791,594)	$(2,828,268)	$(587,107)	$(1,010,635)	$398,316	$837,486	$69,588	$302,651
Net realized gain (loss) on investments, options purchased and written and futures contracts^	11,891,703	53,528,167	(73,868)	123,477	(117,593)	6,620,039	(6,033,699)	3,506,273
Net change in unrealized appreciation (depreciation) of investments, options purchased, options written and futures contracts	13,260,023	(1,764,102)	6,402,940	9,738,593	2,905,782	(7,707,356)	945,357	(781,766)
Increase (decrease) in net assets from operations	23,360,132	48,935,797	5,741,965	8,851,435	3,186,505	(249,831)	(5,018,754)	3,027,158

DISTRIBUTIONS TO SHAREHOLDERS
Distributions
Institutional Class	—	—	—	—	(1,233,755)	(1,628,359)	(429,239)	(276,342)
Investor Class	—	—	—	—	(287,448)	(427,815)	(1,160,710)	(861,149)
Class A	—	—	—	—	(82,763)	(200,045)	—	—
Class C	—	—	—	—	(137,621)	(184,422)	—	—
Class R	—	—	—	—	—	(1)	—	(735)
Class Y	—	—	—	—	(1,757,554)	(3,007,868)	(182,998)	(153,418)
Return of Capital
Institutional Class	—	—	—	—	—	(205,578)	—	—
Investor Class	—	—	—	—	—	(56,635)	—	—
Class A	—	—	—	—	—	(26,483)	—	—
Class C	—	—	—	—	—	(26,533)	—	—
Class Y	—	—	—	—	—	(365,093)	—	—
Decrease in net assets from distributions	—	—	—	—	(3,499,141)	(6,128,832)	(1,772,947)	(1,291,644)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold
Institutional Class	30,832,099	74,757,690	13,625,807	44,547,073	4,500,224	2,845,416	2,382,031	12,910,572
Investor Class	384,303	1,642,921	347,840	1,469,128	967,220	2,109,372	4,269,063	18,955,282
Class A	1,282,292	274,934	1,258,825	360,063	—	5,408	—	—
Class C	506,864	712,516	150,074	634,737	—	—	(G)	—	—
Class R	—	8,044	—	—	—	—	—	336,533
Class Y	44,450,046	146,230,161	2,376,440	17,025,972	749,299	4,390,400	172,308	918,395

THE VEST FAMILY OF FUNDS

See Notes to Financial Statements

FINANCIAL STATEMENTS | April 30, 2026

See Notes to Financial Statements

FINANCIAL STATEMENTS | April 30, 2026

THE VEST FAMILY OF FUNDS
Statements of Changes in Net Assets - continued

THE VEST FAMILY OF FUNDS

	Vest US Large Cap 10% Buffer Strategies Fund		Vest US Large Cap 20% Buffer Strategies Fund		Vest S&P 500® Dividend Aristocrats Target Income Fund		Vest Bitcoin Strategy Managed Volatility Fund (Consolidated)
	Six Months Ended April 30, 2026 (unaudited)	Year Ended October 31, 2025	Six Months Ended April 30, 2026 (unaudited)	Year Ended October 31, 2025	Six Months Ended April 30, 2026 (unaudited)	Year Ended October 31, 2025	Six Months Ended April 30, 2026 (unaudited)	Year Ended October 31, 2025
Distributions reinvested
Institutional Class	—	—	—	—	1,156,032	1,752,123	415,093	261,916
Investor Class	—	—	—	—	273,866	460,870	1,146,733	850,181
Class A	—	—	—	—	82,764	226,528	—	—
Class C	—	—	—	—	106,112	171,268	—	—
Class R	—	—	—	—	—	1	—	735
Class Y	—	—	—	—	1,757,554	3,372,961	182,998	153,419
Shares redeemed
Institutional Class(A)	(47,598,890)	(70,519,349)	(21,641,772)	(29,351,755)	(2,113,939)	(8,415,642)	(2,796,391)	(10,072,872)
Investor Class(B)	(1,452,111)	(12,021,945)	(1,582,547)	(1,167,600)	(1,117,843)	(2,919,792)	(4,815,492)	(12,727,058)
Class A(C)	(428,564)	(378,205)	(114,671)	(251,615)	(298,934)	(1,324,139)	—	—
Class C(D)	(463,416)	(2,719,467)	(996,988)	(534,863)	(38,313)	(245,587)	—	—
Class R(E)	—	(30,713)	—	(9)	—	(13)	—	(810,994)
Class Y(F)	(46,062,542)	(209,840,450)	(1,566,973)	(30,293,792)	(959,992)	(12,916,688)	(8,914)	(233,587)
Increase (decrease) in net assets from capital stock transactions	(18,549,919)	(71,883,863)	(8,143,965)	2,437,339	5,064,050	(10,487,514)	947,429	10,542,522

NET ASSETS
Increase (decrease) during period	4,810,213	(22,948,066)	(2,402,000)	11,288,774	4,751,414	(16,866,177)	(5,844,272)	12,278,036
Beginning of period	401,287,103	424,235,169	128,878,207	117,589,433	45,460,310	62,326,487	19,868,288	7,590,252
End of period	$406,097,316	$401,287,103	$126,476,207	$128,878,207	$50,211,724	$45,460,310	$14,024,016	$19,868,288

(A)Includes redemption fees of:	$—	$—	$—	$—	$1,943	$7,108	$3,114	$9,641
(B)Includes redemption fees of:	$3,072	$455	$55	$341	$467	$1,958	$7,594	$27,590
(C)Includes redemption fees of:	$—	$—	$—	$—	$136	$916	$—	$—
(D)Includes redemption fees of:	$—	$—	$—	$—	$229	$917	$—	$—
(E)Includes redemption fees of:	$—	$—	$—	$—	$—	$—	$—	$831
(F)Includes redemption fees of:	$—	$—	$—	$—	$2,700	$12,623	$1,251	$4,601
(G)Less than $0.50.
^Includes realized gains (losses) as a result of in-kind redemptions (Note 3)

See Notes to Financial Statements

FINANCIAL STATEMENTS | April 30, 2026

VEST US LARGE CAP 10% BUFFER STRATEGIES FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Institutional Class
	Six Months Ended April 30, 2026 (unaudited)		Years Ended October 31,

			2025		2024		2023		2022	2021
Net asset value, beginning of period	$21.96		$19.57		$15.72		$14.58		$15.92	$13.31
Investment activities
Net investment income (loss)(1)	(0.11)		(0.15)		(0.16)		(0.14)		(0.12)	(0.14)
Net realized and unrealized gain (loss) on investments	1.41		2.54		4.01		1.28		(1.22)	2.75
Total from investment activities	1.30		2.39		3.85		1.14		(1.34)	2.61
Distributions
Return of capital	—		—		—		—		—	— (2)
Total distributions	—		—		—		—		—	—
Paid-in capital from redemption fees	—		—		—		—		—	— (2)
Net asset value, end of period	$23.26		$21.96		$19.57		$15.72		$14.58	$15.92
Total Return(3)	5.92%		12.21%		24.49%		7.82%		(8.42%)	19.62%
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, gross	1.04	%(5)	1.07	%(5)	1.06	%(5)	1.07	%(5)	1.07%	1.05%
Expenses, net of waiver (Note 2)	0.96	%(5)	0.96	%(5)	0.96	%(5)	0.96	%(5)	0.95%	0.95%
Net investment income (loss)	(0.95%)		(0.76%)		(0.90%)		(0.90%)		(0.77%)	(0.91%)
Portfolio turnover rate(3)	6.92%		83.02%		54.65%		29.47%		92.18%	72.58%
Net assets, end of period (000s)	$261,072		$262,829		$229,741		$202,254		$208,446	$175,601

(1)Per share amounts calculated using the average number of shares outstanding during the period.

(2)Less than $0.005 per share.

(3)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(4)Ratios to average net assets have been annualized for periods less than one year.

(5)Gross and net expenses reflect the effect of interest expense and proxy expenses, which are excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense and proxy expenses would have been: 1.03% and 0.95% for the six months ended April 30, 2026; 1.06% and 0.95% for the year ended October 31, 2025; 1.05% and 0.95% for the year ended October 31, 2024; and 1.06% and 0.95% for the year ended October 31, 2023.

See Notes to Financial Statements

FINANCIAL STATEMENTS | April 30, 2026

VEST US LARGE CAP 10% BUFFER STRATEGIES FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Investor Class
	Six Months Ended April 30, 2026 (unaudited)		Years Ended October 31,

			2025		2024		2023		2022	2021
Net asset value, beginning of period	$21.57		$19.27		$15.52		$14.43		$15.80	$13.24
Investment activities
Net investment income (loss)(1)	(0.13)		(0.20)		(0.21)		(0.18)		(0.15)	(0.17)
Net realized and unrealized gain (loss) on investments	1.38		2.50		3.96		1.27		(1.22)	2.73
Total from investment activities	1.25		2.30		3.75		1.09		(1.37)	2.56
Paid-in capital from redemption fees(2)	—		—		—		—		—	—
Net asset value, end of year	$22.82		$21.57		$19.27		$15.52		$14.43	$15.80
Total Return(3)	5.80%		11.94%		24.16%		7.55%		(8.67%)	19.34%
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, gross	1.44	%(5)	1.36	%(5)	1.35	%(5)	1.40	%(5)	1.38%	1.37%
Expenses, net of waiver (Note 2)	1.21	%(5)	1.21	%(5)	1.21	%(5)	1.21	%(5)	1.20%	1.20%
Net investment income (loss)	(1.20%)		(1.01%)		(1.15%)		(1.15%)		(1.02%)	(1.15%)
Portfolio turnover rate(3)	6.92%		83.02%		54.65%		29.47%		92.18%	72.58%
Net assets, end of period (000s)	$14,328		$14,604		$22,369		$18,466		$19,944	$20,015

(1)Per share amounts calculated using the average number of shares outstanding during the period.

(2)Less than $0.005 per share.

(3)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(4)Ratios to average net assets have been annualized for periods less than one year.

(5)Gross and net expenses reflect the effect of interest expense and proxy expenses, which are excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense and proxy expenses would have been: 1.43% and 1.20% for the six months ended April 30, 2026; 1.35% and 1.20% for the year ended October 31, 2025; 1.34% and 1.20% for the year ended October 31, 2024; and 1.39% and 1.20% for the year ended October 31, 2023.

See Notes to Financial Statements

FINANCIAL STATEMENTS | April 30, 2026

VEST US LARGE CAP 10% BUFFER STRATEGIES FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Class A
	Six Months Ended April 30, 2026 (unaudited)		Years Ended October 31,
			2025		2024		2023		2022	2021
Net asset value, beginning of period	$21.60		$19.29		$15.54		$14.45		$15.82	$13.25
Investment activities
Net investment income (loss)(1)	(0.13)		(0.20)		(0.21)		(0.18)		(0.15)	(0.17)
Net realized and unrealized gain (loss) on investments	1.38		2.51		3.96		1.27		(1.22)	2.74
Total from investment activities	1.25		2.31		3.75		1.09		(1.37)	2.57
Net asset value, end of period	$22.85		$21.60		$19.29		$15.54		$14.45	$15.82
Total Return(2)	5.79%		11.98%		24.13%		7.54%		(8.66%)	19.40%
Ratios/Supplemental Data
Ratios to average net assets(3)
Expenses, gross	1.34	%(4)	1.37	%(4)	1.35	%(4)	1.38	%(4)	1.34%	1.32%
Expenses, net of waiver (Note 2)	1.21	%(4)	1.21	%(4)	1.21	%(4)	1.21	%(4)	1.20%	1.20%
Net investment income (loss)	(1.20%)		(1.01%)		(1.15%)		(1.15%)		(1.01%)	(1.15%)
Portfolio turnover rate(2)	6.92%		83.02%		54.65%		29.47%		92.18%	72.58%
Net assets, end of period (000s)	$6,676		$5,473		$4,967		$3,973		$3,261	$3,508

(1)Per share amounts calculated using the average number of shares outstanding during the period.

(2)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(3)Ratios to average net assets have been annualized for periods less than one year.

(4)Gross and net expenses reflect the effect of interest expense and proxy expenses, which are excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense and proxy expenses would have been: 1.33% and 1.20% for the six months ended April 30, 2026; 1.36% and 1.20% for the year ended October 31, 2025; 1.34% and 1.20% for the year ended October 31, 2024; and 1.37% and 1.20% for the year ended October 31, 2023.

See Notes to Financial Statements

FINANCIAL STATEMENTS | April 30, 2026

VEST US LARGE CAP 10% BUFFER STRATEGIES FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Class C
	Six Months Ended April 30, 2026 (unaudited)		Years Ended October 31,
			2025		2024		2023		2022	2021
Net asset value, beginning of period	$20.43		$18.39		$14.92		$13.98		$15.42	$13.02
Investment activities
Net investment income (loss)(1)	(0.20)		(0.33)		(0.33)		(0.28)		(0.26)	(0.28)
Net realized and unrealized gain (loss) on investments	1.31		2.37		3.80		1.22		(1.18)	2.68
Total from investment activities	1.11		2.04		3.47		0.94		(1.44)	2.40
Paid-in capital from redemption fees	—		—		—	(2)	—		—	—
Net asset value, end of period	$21.54		$20.43		$18.39		$14.92		$13.98	$15.42
Total Return(3)	5.43%		11.09%		23.26%		6.72%		(9.34%)	18.43%
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, gross	2.09	%(5)	2.12	%(5)	2.11	%(5)	2.13	%(5)	2.10%	2.05%
Expenses, net of waiver (Note 2)	1.96	%(5)	1.96	%(5)	1.96	%(5)	1.96	%(5)	1.95%	1.95%
Net investment income (loss)	(1.95%)		(1.74%)		(1.90%)		(1.90%)		(1.78%)	(1.91%)
Portfolio turnover rate(3)	6.92%		83.02%		54.65%		29.47%		92.18%	72.58%
Net assets, end of period (000s)	$4,807		$4,519		$5,985		$5,462		$4,994	$3,897

(1)Per share amounts calculated using the average number of shares outstanding during the period.

(2)Less than $0.005 per share.

(3)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(4)Ratios to average net assets have been annualized for periods less than one year.

(5)Gross and net expenses reflect the effect of interest expense and proxy expenses, which are excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense and proxy expenses would have been: 2.08% and 1.95% for the six months ended April 30, 2026; 2.11% and 1.95% for the year ended October 31, 2025; 2.10% and 1.95% for the year ended October 31, 2024; and 2.12% and 1.95% for the year ended October 31, 2023.

See Notes to Financial Statements

FINANCIAL STATEMENTS | April 30, 2026

VEST US LARGE CAP 10% BUFFER STRATEGIES FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Class Y
	Six Months Ended April 30, 2026 (unaudited)		Years Ended October 31,
			2025		2024		2023		2022	2021
Net asset value, beginning of period	$22.28		$19.80		$15.87		$14.68		$16.00	$13.36
Investment activities
Net investment income (loss)(1)	(0.08)		(0.10)		(0.12)		(0.10)		(0.08)	(0.10)
Net realized and unrealized gain (loss) on investments	1.43		2.58		4.05		1.29		(1.24)	2.77
Total from investment activities	1.35		2.48		3.93		1.19		(1.32)	2.67
Net asset value, end of period	$23.63		$22.28		$19.80		$15.87		$14.68	$16.00
Total Return(2)	6.06%		12.53%		24.76%		8.11%		(8.25%)	19.98%
Ratios/Supplemental Data
Ratios to average net assets(3)
Expenses, gross	0.94	%(4)	0.97	%(4)	0.96	%(4)	0.99	%(4)	0.97%	0.96%
Expenses, net of waiver (Note 2)	0.71	%(4)	0.71	%(4)	0.71	%(4)	0.71	%(4)	0.70%	0.70%
Net investment income (loss)	(0.70%)		(0.48%)		(0.65%)		(0.68%)		(0.52%)	(0.66%)
Portfolio turnover rate(2)	6.92%		83.02%		54.65%		29.47%		92.18%	72.58%
Net assets, end of period (000s)	$119,214		$113,862		$161,153		$161,689		$127,156	$127,852

(1)Per share amounts calculated using the average number of shares outstanding during the period.

(2)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(3)Ratios to average net assets have been annualized for periods less than one year.

(4)Gross and net expenses reflect the effect of interest expense and proxy expenses, which are excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense and proxy expenses would have been: 0.93% and 0.70% for the six months ended April 30, 2026; 0.96% and 0.70% for the year ended October 31, 2025; 0.95% and 0.70% for the year ended October 31, 2024; and 0.98% and 0.70% for the year ended October 31, 2023.

See Notes to Financial Statements

FINANCIAL STATEMENTS | April 30, 2026

VEST US LARGE CAP 20% BUFFER STRATEGIES FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Institutional Class
	Six Months Ended April 30, 2026 (unaudited)		Years Ended October 31,
			2025		2024	2023		2022	2021
Net asset value, beginning of period	$8.32		$7.66		$6.61	$6.19		$16.24	$12.89
Investment activities
Net investment income (loss)(1)	(0.04)		(0.07)		(0.06)	(0.06)		(0.06)	(0.14)
Net realized and unrealized gain (loss) on investments	0.42		0.73		1.11	0.48		(0.60)	3.49
Total from investment activities	0.38		0.66		1.05	0.42		(0.66)	3.35
Distributions
Net realized gain	—		—		—	—		(9.39)	—
Total distributions	—		—		—	—		(9.39)	—
Net asset value, end of period	$8.70		$8.32		$7.66	$6.61		$6.19	$16.24
Total Return(2)	4.57%		8.62%		15.89%	6.79%		(5.41%)	25.99%
Ratios/Supplemental Data
Ratios to average net assets(3)
Expenses, gross	1.25	%(4)	1.19	%(4)	1.17%	1.23	%(4)	1.43%	1.14%
Expenses, net of waiver (Note 2)	0.96	%(4)	0.96	%(4)	0.95%	0.96	%(4)	0.95%	0.95%
Net investment income (loss)	(0.93%)		(0.84%)		(0.80%)	(0.85%)		(0.90%)	(0.95%)
Portfolio turnover rate(2)	0.62%		77.44%		24.41%	159.93%		236.75%	11.15%
Net assets, end of period (000s)	$72,369		$77,006		$55,942	$35,161		$23,963	$2,967

(1)Per share amounts calculated using the average number of shares outstanding during the period.

(2)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(3)Ratios to average net assets have been annualized for periods less than one year.

(4)Gross and net expenses reflect the effect of interest expense and proxy expenses, which are excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense and proxy expenses would have been: 1.24% and 0.95% for the six months ended April 30, 2026; 1.18% and 0.95% for the year ended October 31, 2025; and 1.22% and 0.95% for the year ended October 31, 2023.

See Notes to Financial Statements

FINANCIAL STATEMENTS | April 30, 2026

VEST US LARGE CAP 20% BUFFER STRATEGIES FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Investor Class
	Six Months Ended April 30, 2026 (unaudited)		Years Ended October 31,
			2025		2024	2023		2022	2021
Net asset value, beginning of period	$8.04		$7.42		$6.42	$6.02		$16.06	$12.79
Investment activities
Net investment income (loss)(1)	(0.05)		(0.08)		(0.07)	(0.07)		(0.12)	(0.18)
Net realized and unrealized gain (loss) on investments	0.41		0.70		1.07	0.47		(0.53)	3.45
Total from investment activities	0.36		0.62		1.00	0.40		(0.65)	3.27
Distributions
Net realized gain	—		—		—	—		(9.39)	—
Total distributions	—		—		—	—		(9.39)	—
Paid-in capital from redemption fees(2)	—		—		—	—		—	—
Net asset value, end of period	$8.40		$8.04		$7.42	$6.42		$6.02	$16.06
Total Return(3)	4.48%		8.36%		15.58%	6.64%		(5.55%)	25.57%
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, gross	1.50	%(5)	1.47	%(5)	1.48%	1.69	%(5)	1.76%	1.39%
Expenses, net of waiver (Note 2)	1.21	%(5)	1.21	%(5)	1.20%	1.22	%(5)	1.20%	1.20%
Net investment income (loss)	(1.18%)		(1.09%)		(1.05%)	(1.10%)		(1.18%)	(1.20%)
Portfolio turnover rate(3)	0.62%		77.44%		24.41%	159.93%		236.75%	11.15%
Net assets, end of period (000s)	$13,302		$13,944		$12,567	$6,843		$3,694	$78,220

(1)Per share amounts calculated using the average number of shares outstanding during the period.

(2)Less than $0.005 per share.

(3)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(4)Ratios to average net assets have been annualized for periods less than one year.

(5)Gross and net expenses reflect the effect of interest expense and proxy expenses, which are excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense and proxy expenses would have been: 1.49% and 1.20% for the six months ended April 30, 2026; 1.46% and 1.20% for the year ended October 31, 2025; and 1.67% and 1.20% for the year ended October 31, 2023.

See Notes to Financial Statements

FINANCIAL STATEMENTS | April 30, 2026

VEST US LARGE CAP 20% BUFFER STRATEGIES FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Class A
	Six Months Ended April 30, 2026 (unaudited)		Years Ended October 31,
			2025		2024		2023		2022	2021
Net asset value, beginning of period	$7.77		$7.17		$6.20		$5.83		$15.87	$12.74
Investment activities
Net investment income (loss)(1)	(0.05)		(0.08)		(0.07)		(0.07)		(0.09)	(0.18)
Net realized and unrealized gain (loss) on investments	0.40		0.68		1.04		0.44		(0.56)	3.31
Total from investment activities	0.35		0.60		0.97		0.37		(0.65)	3.13
Distributions
Net realized gain	—		—		—		—		(9.39)	—
Total distributions	—		—		—		—		(9.39)	—
Net asset value, end of period	$8.12		$7.77		$7.17		$6.20		$5.83	$15.87
Total Return(2)	4.50%		8.37%		15.65%		6.35%		(5.56%)	24.57%
Ratios/Supplemental Data
Ratios to average net assets(3)
Expenses, gross	1.57	%(4)	1.56	%(4)	1.98	%(4)	1.89	%(4)	1.99%	1.24%
Expenses, net of waiver (Note 2)	1.21	%(4)	1.21	%(4)	1.21	%(4)	1.21	%(4)	1.20%	1.20%
Net investment income (loss)	(1.18%)		(1.10%)		(1.04%)		(1.10%)		(1.18%)	(1.20%)
Portfolio turnover rate(2)	0.62%		77.44%		24.41%		159.93%		236.75%	11.15%
Net assets, end of period (000s)	$2,204		$991		$797		$271		$158	$200

(1)Per share amounts calculated using the average number of shares outstanding during the period.

(2)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(3)Ratios to average net assets have been annualized for periods less than one year.

(4)Gross and net expenses reflect the effect of interest expense and proxy expenses, which are excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense and proxy expenses would have been: 1.56% and 1.20% for the six months ended April 30, 2026; 1.55% and 1.20% for the year ended October 31, 2025; 1.97% and 1.20% for the year ended October 31, 2024; and 1.88% and 1.20% for the year ended October 31, 2023.

See Notes to Financial Statements

FINANCIAL STATEMENTS | April 30, 2026

VEST US LARGE CAP 20% BUFFER STRATEGIES FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Class C
	Six Months Ended April 30, 2026 (unaudited)		Years Ended October 31,
			2025		2024	2023		2022	2021
Net asset value, beginning of period	$7.28		$6.77		$5.90	$5.58		$15.68	$12.58
Investment activities
Net investment income (loss)(1)	(0.07)		(0.13)		(0.12)	(0.11)		(0.10)	(0.29)
Net realized and unrealized gain (loss) on investments	0.36		0.64		0.99	0.43		(0.61)	3.39
Total from investment activities	0.29		0.51		0.87	0.32		(0.71)	3.10
Distributions
Net realized gain	—		—		—	—		(9.39)	—
Total distributions	—		—		—	—		(9.39)	—
Paid-in capital from redemption fees	—		—		—	—		— (2)	—
Net asset value, end of period	$7.57		$7.28		$6.77	$5.90		$5.58	$15.68
Total Return(3)	3.98%		7.53%		14.75%	5.73%		(6.38%)	24.64%
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, gross	2.25	%(5)	2.22	%(5)	2.23%	2.36	%(5)	2.36%	2.15%
Expenses, net of waiver (Note 2)	1.96	%(5)	1.96	%(5)	1.95%	1.97	%(5)	1.95%	1.95%
Net investment income (loss)	(1.93%)		(1.84%)		(1.80%)	(1.85%)		(1.87%)	(1.95%)
Portfolio turnover rate(3)	0.62%		77.44%		24.41%	159.93%		236.75%	11.15%
Net assets, end of period (000s)	$2,596		$3,331		$2,990	$2,103		$461	$7

(1)Per share amounts calculated using the average number of shares outstanding during the period.

(2)Less than $0.005 per share.

(3)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(4)Ratios to average net assets have been annualized for periods less than one year.

(5)Gross and net expenses reflect the effect of interest expense and proxy expenses, which are excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense and proxy expenses would have been: 2.24% and 1.95% for the six months ended April 30, 2026; 2.21% and 1.95% for the year ended October 31, 2025; and 2.34% and 1.95% for the year ended October 31, 2023.

See Notes to Financial Statements

FINANCIAL STATEMENTS | April 30, 2026

VEST US LARGE CAP 20% BUFFER STRATEGIES FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Class Y
	Six Months Ended April 30, 2026 (unaudited)		Years Ended October 31,
			2025		2024		2023		2022	2021
Net asset value, beginning of period	$8.54		$7.84		$6.75		$6.31		$16.34	$12.95
Investment activities
Net investment income (loss)(1)	(0.03)		(0.05)		(0.04)		(0.04)		(0.05)	(0.11)
Net realized and unrealized gain (loss) on investments	0.43		0.75		1.13		0.48		(0.59)	3.50
Total from investment activities	0.40		0.70		1.09		0.44		(0.64)	3.39
Distributions
Net realized gain	—		—		—		—		(9.39)	—
Total distributions	—		—		—		—		(9.39)	—
Net asset value, end of period	$8.94		$8.54		$7.84		$6.75		$6.31	$16.34
Total Return(2)	4.68%		8.93%		16.15%		6.97%		(5.23%)	26.18%
Ratios/Supplemental Data
Ratios to average net assets(3)
Expenses, gross	1.10	%(4)	1.07	%(4)	1.07	%(4)	1.02	%(4)	1.38%	0.80%
Expenses, net of waiver (Note 2)	0.71	%(4)	0.71	%(4)	0.71	%(4)	0.72	%(4)	0.70%	0.70%
Net investment income (loss)	(0.68%)		(0.56%)		(0.52%)		(0.61%)		(0.68%)	(0.70%)
Portfolio turnover rate(2)	0.62%		77.44%		24.41%		159.93%		236.75%	11.15%
Net assets, end of period (000s)	$36,004		$33,607		$45,295		$202		$2	$1

(1)Per share amounts calculated using the average number of shares outstanding during the period.

(2)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(3)Ratios to average net assets have been annualized for periods less than one year.

(4)Gross and net expenses reflect the effect of interest expense and proxy expenses, which are excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense and proxy expenses would have been: 1.09% and 0.70% for the six months ended April 30, 2026; 1.06% and 0.70% for the year ended October 31, 2025; 1.06% and 0.70% for the year ended October 31, 2024; and 1.00% and 0.70% for the year ended October 31, 2023.

See Notes to Financial Statements

FINANCIAL STATEMENTS | April 30, 2026

VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Institutional Class
	Six Months Ended April 30, 2026 (unaudited)		Years Ended October 31,
			2025		2024		2023		2022	2021
Net asset value, beginning of period	$11.25		$12.60		$11.78		$12.59		$13.88	$10.88
Investment activities
Net investment income (loss)(1)	0.09		0.18		0.18		0.19		0.18	0.20
Net realized and unrealized gain (loss) on investments	0.66		(0.20)		2.12		(0.27)		(0.82)	3.44
Total from investment activities	0.75		(0.02)		2.30		(0.08)		(0.64)	3.64
Distributions
Net investment income	(0.11)		(0.21)		(0.19)		(0.18)		(0.17)	(0.20)
Net realized gain	(0.72)		(1.12)		(1.29)		(0.55)		(0.48)	(0.44)
Total distributions	(0.83)		(1.33)		(1.48)		(0.73)		(0.65)	(0.64)
Paid-in capital from redemption fees	—		—		—		—		—	—	(2)
Net asset value, end of period	$11.17		$11.25		$12.60		$11.78		$12.59	$13.88
Total Return(3)	6.85%		(0.08%)		20.31%		(1.01%)		(4.77%)	34.02%
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, gross	1.53	%(5)	1.43	%(5)	1.30	%(5)	1.25	%(5)	1.24%	1.21	%(5)
Expenses, net of waiver (Note 2)	0.96	%(5)	0.96	%(5)	0.96	%(5)	0.96	%(5)	0.95%	0.96	%(5)
Net investment income (loss)	1.57%		1.48%		1.44%		1.48%		1.36%	1.49%
Portfolio turnover rate(3)	194.67%		422.70%		536.68%		233.33%		128.88%	126.11%
Net assets, end of period (000s)	$17,437		$14,108		$19,988		$27,976		$38,485	$41,892

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Less than $0.005 per share.

(3)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(4)Ratios to average net assets have been annualized for periods less than one year.

(5)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been: 1.52% and 0.95% for the six months ended April 30, 2026; 1.42% and 0.95% for the year ended October 31, 2025; 1.29% and 0.95% for the year ended October 31, 2024; 1.24% and 0.95% for the year ended October 31, 2023; and 1.20% and 0.95% for the year ended October 31, 2021.

See Notes to Financial Statements

FINANCIAL STATEMENTS | April 30, 2026

VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Investor Class
	Six Months Ended April 30, 2026 (unaudited)		Years Ended October 31,
			2025		2024		2023		2022	2021
Net asset value, beginning of period	$11.29		$12.57		$11.74		$12.57		$13.86	$10.86
Investment activities
Net investment income (loss)(1)	0.08		0.15		0.14		0.16		0.15	0.16
Net realized and unrealized gain (loss) on investments	0.65		(0.16)		2.12		(0.28)		(0.82)	3.45
Total from investment activities	0.73		(0.01)		2.26		(0.12)		(0.67)	3.61
Distributions
Net investment income	(0.11)		(0.18)		(0.14)		(0.16)		(0.14)	(0.17)
Net realized gain	(0.72)		(1.12)		(1.29)		(0.55)		(0.48)	(0.44)
Total distributions	(0.83)		(1.30)		(1.43)		(0.71)		(0.62)	(0.61)
Paid-in capital from redemption fees	0.01		0.03		—	(2)	—	(2)	— (2)	—	(2)
Net asset value, end of period	$11.20		$11.29		$12.57		$11.74		$12.57	$13.86
Total Return(3)	6.73%		0.22%		20.05%		(1.33%)		(5.00%)	33.74%
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, gross	1.75	%(5)	1.71	%(5)	1.64	%(5)	1.64	%(5)	1.64%	1.60	%(5)
Expenses, net of waiver (Note 2)	1.21	%(5)	1.21	%(5)	1.21	%(5)	1.21	%(5)	1.20%	1.21	%(5)
Net investment income (loss)	1.33%		1.23%		1.14%		1.23%		1.11%	1.23%
Portfolio turnover rate(3)	194.67%		422.70%		536.68%		233.33%		128.88%	126.11%
Net assets, end of period (000s)	$4,041		$3,933		$4,761		$2,860		$5,181	$5,519

(1)Per share amounts calculated using the average number of shares outstanding throughout the year.

(2)Less than $0.005 per share.

(3)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(4)Ratios to average net assets have been annualized for periods less than one year.

(5)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been: 1.74% and 1.20% for the six months ended April 30, 2026; 1.70% and 1.20% for the year ended October 31, 2025; 1.63% and 1.20% for the year ended October 31, 2024; 1.63% and 1.20% for the year ended October 31, 2023; and 1.59% and 1.20% for the year ended October 31, 2021.

See Notes to Financial Statements

FINANCIAL STATEMENTS | April 30, 2026

VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Class A
	Six Months Ended April 30, 2026 (unaudited)		Years Ended October 31,
			2025		2024		2023		2022	2021
Net asset value, beginning of period	$11.23		$12.59		$11.77		$12.58		$13.87	$10.88
Investment activities
Net investment income (loss)(1)	0.08		0.15		0.15		0.16		0.15	0.16
Net realized and unrealized gain (loss) on investments	0.66		(0.21)		2.11		(0.28)		(0.82)	3.44
Total from investment activities	0.74		(0.06)		2.26		(0.12)		(0.67)	3.60
Distributions
Net investment income	(0.09)		(0.18)		(0.15)		(0.14)		(0.14)	(0.17)
Net realized gain	(0.72)		(1.12)		(1.29)		(0.55)		(0.48)	(0.44)
Total distributions	(0.81)		(1.30)		(1.44)		(0.69)		(0.62)	(0.61)
Paid-in capital from redemption fees	—		—		—	(2)	—		—	—
Net asset value, end of period	$11.16		$11.23		$12.59		$11.77		$12.58	$13.87
Total Return(3)	6.79%		(0.43%)		20.00%		(1.26%)		(4.99%)	33.60%
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, gross	2.10	%(5)	1.83	%(5)	1.54	%(5)	1.48	%(5)	1.47%	1.42	%(5)
Expenses, net of waiver (Note 2)	1.21	%(5)	1.21	%(5)	1.21	%(5)	1.21	%(5)	1.20%	1.21	%(5)
Net investment income (loss)	1.34%		1.22%		1.19%		1.22%		1.11%	1.26%
Portfolio turnover rate(3)	194.67%		422.70%		536.68%		233.33%		128.88%	126.11%
Net assets, end of period (000s)	$1,161		$1,373		$2,699		$3,387		$3,783	$4,352

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Less than $0.005 per share.

(3)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(4)Ratios to average net assets have been annualized for periods less than one year.

(5)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been: 2.09% and 1.20% for the six months ended April 30, 2026; 1.82% and 1.20% for the year ended October 31, 2025; 1.53% and 1.20% for the year ended October 31, 2024; 1.47% and 1.20% for the year ended October 31, 2023; and 1.41% and 1.20% for the year ended October 31, 2021.

See Notes to Financial Statements

FINANCIAL STATEMENTS | April 30, 2026

VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Class C
	Six Months Ended April 30, 2026 (unaudited)		Years Ended October 31,
			2025		2024		2023		2022	2021
Net asset value, beginning of period	$11.18		$12.52		$11.70		$12.52		$13.82	$10.83
Investment activities
Net investment income (loss)(1)	0.03		0.06		0.05		0.06		0.05	0.07
Net realized and unrealized gain (loss) on investments	0.66		(0.21)		2.11		(0.27)		(0.82)	3.43
Total from investment activities	0.69		(0.15)		2.16		(0.21)		(0.77)	3.50
Distributions
Net investment income	(0.06)		(0.07)		(0.05)		(0.06)		(0.05)	(0.07)
Net realized gain	(0.72)		(1.12)		(1.29)		(0.55)		(0.48)	(0.44)
Total distributions	(0.78)		(1.19)		(1.34)		(0.61)		(0.53)	(0.51)
Net asset value, end of period	$11.09		$11.18		$12.52		$11.70		$12.52	$13.82
Total Return(2)	6.37%		(1.18%)		19.15%		(2.00%)		(5.74%)	32.75%
Ratios/Supplemental Data
Ratios to average net assets(3)
Expenses, gross	2.76	%(4)	2.35	%(4)	2.22	%(4)	2.16	%(4)	2.15%	2.11	%(4)
Expenses, net of waiver (Note 2)	1.96	%(4)	1.96	%(4)	1.96	%(4)	1.96	%(4)	1.95%	1.96	%(4)
Net investment income (loss)	0.58%		0.48%		0.42%		0.47%		0.36%	0.51%
Portfolio turnover rate(2)	194.67%		422.70%		536.68%		233.33%		128.88%	126.11%
Net assets, end of period (000s)	$2,043		$1,990		$2,304		$2,092		$2,487	$2,725

(1) Per share amounts calculated using the average number of shares outstanding throughout the period.

(2) Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(3)Ratios to average net assets have been annualized for periods less than one year.

(4)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been: 2.75% and 1.95% for the six months ended April 30, 2026; 2.34% and 1.95% for the year ended October 31, 2025; 2.21% and 1.95% for the year ended October 31, 2024; 2.15% and 1.95% for the year ended October 31, 2023; and 2.10% and 1.95% for the year ended October 31, 2021.

See Notes to Financial Statements

FINANCIAL STATEMENTS | April 30, 2026

VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Class Y
	Six Months Ended April 30, 2026 (unaudited)		Years Ended October 31,
			2025		2024		2023		2022	2021
Net asset value, beginning of period	$11.30		$12.66		$11.82		$12.63		$13.91	$10.91
Investment activities
Net investment income (loss)(1)	0.11		0.21		0.21		0.22		0.21	0.23
Net realized and unrealized gain (loss) on investments	0.66		(0.21)		2.13		(0.28)		(0.81)	3.44
Total from investment activities	0.77		0.00		2.34		(0.06)		(0.60)	3.67
Distributions
Net investment income	(0.13)		(0.24)		(0.21)		(0.20)		(0.20)	(0.23)
Net realized gain	(0.72)		(1.12)		(1.29)		(0.55)		(0.48)	(0.44)
Total distributions	(0.85)		(1.36)		(1.50)		(0.75)		(0.68)	(0.67)
Net asset value, end of period	$11.22		$11.30		$12.66		$11.82		$12.63	$13.91
Total Return(2)	7.02%		0.10%		20.64%		(0.78%)		(4.46%)	34.24%
Ratios/Supplemental Data
Ratios to average net assets(3)
Expenses, gross	1.35	%(4)	1.31	%(4)	1.21	%(4)	1.15	%(4)	1.14%	1.11	%(4)
Expenses, net of waiver (Note 2)	0.71	%(4)	0.71	%(4)	0.71	%(4)	0.71	%(4)	0.70%	0.71	%(4)
Net investment income (loss)	1.82%		1.75%		1.66%		1.70%		1.61%	1.73%
Portfolio turnover rate(2)	194.67%		422.70%		536.68%		233.33%		128.88%	126.11%
Net assets, end of period (000s)	$25,529		$24,056		$32,573		$25,777		$18,330	$19,917

(1) Per share amounts calculated using the average number of shares outstanding throughout the period.

(2) Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(3) Ratios to average net assets have been annualized for periods less than one year.

(4) Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been: 1.34% and 0.70% for the six months ended April 30, 2026; 1.30% and 0.70% for the year ended October 31, 2025; 1.20% and 0.70% for the year ended October 31, 2024; 1.14% and 0.70% for the year ended October 31, 2023; and 1.10% and 0.70% for the year ended October 31, 2021.

See Notes to Financial Statements

FINANCIAL STATEMENTS | April 30, 2026

VEST BITCOIN STRATEGY MANAGED VOLATILITY FUND
Financial Highlights (Consolidated)Selected Per Share Data Throughout Each Period

	Institutional Class
	Six Months Ended April 30, 2026 (unaudited)	Years Ended October 31,					Period Ended October 31, 2021*
		2025	2024	2023	2022
Net asset value, beginning of period	$28.26	$22.83	$13.96	$10.00	$24.58		$20.00
Investment activities
Net investment income (loss)(1)	0.11	0.53	0.52	0.21	(0.07)		(0.07)
Net realized and unrealized gain (loss) on investments	(7.33)	7.41	10.24	3.67	(11.87)		4.65
Total from investment activities	(7.22)	7.94	10.76	3.88	(11.94)		4.58
Distributions
Net investment income	(2.65)	(2.57)	(1.98)	—	(2.64)		—
Total distributions	(2.65)	(2.57)	(1.98)	—	(2.64)		—
Paid-in capital from redemption fees	0.06	0.06	0.09	0.08	—		—
Net asset value, end of period	$18.45	$28.26	$22.83	$13.96	$10.00		$24.58
Total Return(2)	(26.13%)	35.95%	85.73%	39.60%	(53.08%)		22.90%
Ratios/Supplemental Data
Ratios to average net assets(3)
Expenses, gross	2.41%	2.01%	2.96%	10.19%	9.61	%(4)	22.98	%(4)
Expenses, net of waiver (Note 2)	0.99%	0.99%	0.99%	0.99%	1.07	%(4)	1.65	%(4)
Net investment income (loss)	1.07%	1.93%	2.61%	1.18%	(0.52%)		(1.60%)
Portfolio turnover rate(2)	219.84%	324.56%	456.06%	413.89%	231.67%		0.00%
Net assets, end of period (000s)	$4,089	$5,757	$2,251	$326	$300		$292

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(3)Ratios to average net assets have been annualized for periods less than one year.

(4)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest and subsidiary expenses would have been: 9.59% and 1.05% for the year ended October 31, 2022; and 22.78% and 1.45% for the period ended October 31, 2021.

See Notes to Financial Statements

FINANCIAL STATEMENTS | April 30, 2026

Vest Bitcoin Strategy Managed Volatility Fund
Financial Highlights (Consolidated)Selected Per Share Data Throughout Each Period

	Investor Class
	Six Months Ended April 30, 2026 (unaudited)	Years Ended October 31,					Period Ended October 31, 2021*
		2025	2024	2023	2022
Net asset value, beginning of period	$29.14	$23.43	$14.11	$10.11	$24.55		$20.00
Investment activities
Net investment income (loss)(1)	0.09	0.48	0.47	0.20	(0.10)		(0.09)
Net realized and unrealized gain (loss) on investments	(7.56)	7.61	10.59	3.68	(11.90)		4.64
Total from investment activities	(7.47)	8.09	11.06	3.88	(12.00)		4.55
Distributions
Net investment income	(2.67)	(2.44)	(1.83)	—	(2.56)		—
Total distributions	(2.67)	(2.44)	(1.83)	—	(2.56)		—
Paid-in capital from redemption fees	0.06	0.06	0.09	0.12	0.12		—
Net asset value, end of period	$19.06	$29.14	$23.43	$14.11	$10.11		$24.55
Total Return(2)	(26.24%)	35.61%	86.33%	39.56%	(52.75%)		22.75%
Ratios/Supplemental Data
Ratios to average net assets(3)
Expenses, gross	2.65%	2.26%	3.44%	9.16%	9.70	%(4)	19.75	%(4)
Expenses, net of waiver (Note 2)	1.24%	1.24%	1.24%	1.24%	1.30	%(4)	1.90	%(4)
Net investment income (loss)	0.88%	1.70%	2.34%	1.72%	(0.75%)		(1.86%)
Portfolio turnover rate(2)	219.84%	324.56%	456.06%	413.89%	231.67%		0.00%
Net assets, end of period (000s)	$8,363	$12,198	$4,081	$740	$256		$57

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(3)Ratios to average net assets have been annualized for periods less than one year.

(4)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest and subsidiary expenses would have been: 9.68% and 1.28% for the year ended October 31, 2022 and 19.55%; and 1.70% for the period ended October 31, 2021.

See Notes to Financial Statements

FINANCIAL STATEMENTS | April 30, 2026

Vest Bitcoin Strategy Managed Volatility Fund
Financial Highlights (Consolidated)Selected Per Share Data Throughout Each Period

	Class Y
	Six Months Ended April 30, 2026 (unaudited)	Years Ended October 31,					Period Ended October 31, 2021*
		2025	2024	2023	2022
Net asset value, beginning of period	$28.71	$23.13	$13.95	$9.98	$24.56		$20.00
Investment activities
Net investment income (loss)(1)	0.12	0.57	0.52	0.21	(0.07)		(0.06)
Net realized and unrealized gain (loss) on investments	(7.44)	7.52	10.48	3.68	(11.83)		4.62
Total from investment activities	(7.32)	8.09	11.00	3.89	(11.90)		4.56
Distributions
Net investment income	(2.73)	(2.57)	(1.91)	—	(2.68)		—
Total distributions	(2.73)	(2.57)	(1.91)	—	(2.68)		—
Paid-in capital from redemption fees	0.06	0.06	0.09	0.08	—		—
Net asset value, end of period	$18.72	$28.71	$23.13	$13.95	$9.98		$24.56
Total Return(2)	(26.10%)	36.13%	87.26%	39.78%	(53.03%)		22.80%
Ratios/Supplemental Data
Ratios to average net assets(3)
Expenses, gross	2.17%	1.77%	3.12%	10.51%	9.85	%(4)	21.74	%(4)
Expenses, net of waiver (Note 2)	0.89%	0.89%	0.89%	0.89%	0.96	%(4)	1.45	%(4)
Net investment income (loss)	1.17%	2.05%	2.67%	1.91%	(0.48%)		(1.40%)
Portfolio turnover rate(2)	219.84%	324.56%	456.06%	413.89%	231.67%		0.00%
Net assets, end of period (000s)	$1,572	$1,913	$882	$424	$232		$491

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(3)Ratios to average net assets have been annualized for periods less than one year.

(4)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest and subsidiary expenses would have been: 9.83% and 0.94% for the year ended October 31, 2022; and 21.54% and 1.25% for the period ended October 31, 2021.

FINANCIAL STATEMENTS | April 30, 2026

THE VEST FAMILY OF FUNDS
Notes to Financial StatementsApril 30, 2026 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Vest US Large Cap 10% Buffer Strategies Fund (“10% Buffer”), the Vest US Large Cap 20% Buffer Strategies Fund (“20% Buffer”), and the Vest Bitcoin Strategy Managed Volatility Fund (“Bitcoin”) are each non-diversified series of the World Funds Trust (“WFT” or “Trust”) which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. The Vest S&P 500® Dividend Aristocrats Target Income Fund (“Dividend Aristocrats”) is a diversified series of the Trust. WFT was organized as a Delaware statutory trust on April 9, 2007 and may issue its shares of beneficial interest in separate series and issue classes of any series or divide shares of any series into two or more classes. 10% Buffer’s inception dates were August 23, 2016 for Institutional Class, December 7, 2016 for Investor Class and July 24, 2018 for Classes A, C, and Y. 20% Buffer’s inception dates were December 21, 2016 for Institutional Class, January 31, 2017 for Investor Class and Class A and July 24, 2018 for Classes C and Y. Dividend Aristocrat’s inception dates were September 11, 2017 for Institutional Class, Investor Class, Classes A and C and July 24, 2018 for Class Y. The Funds’ Class R commenced operations on May 2, 2024 and closed on October 30, 2025. Bitcoin’s inception date was August 13, 2021 for Institutional Class, Investor Class and Class Y. Prior to February 28, 2022, 10% Buffer and 20% Buffer were known as Vest S&P 500® Buffer Strategy Fund and Vest S&P 500® Enhanced Growth Strategy Fund, respectively. On February 28, 2022, 10% Buffer changed its investment objective from tracking, before fees and expenses, the performance of the S&P 500® Buffer Protect Index Balanced Series to seeking to provide investors with capital appreciation. On February 28, 2022, 20% Buffer changed its investment objective from tracking, before fees and expenses, the performance of the S&P 500® Enhanced Growth Index Balanced Series to seek to provide investors with capital appreciation.

The investment objectives of the 10% Buffer, 20% Buffer, Dividend Aristocrats and Bitcoin Funds (collectively the “Funds”) are as follows:

Fund	Objective
10% Buffer	Capital appreciation.
20% Buffer	Capital appreciation.
Dividend Aristocrats	To track the price and yield performance, before fees and expenses, of the Cboe S&P 500® Dividend Aristocrats Target Income Index (the “Cboe Aristocrats Index”).
Bitcoin	To seek total return.

The Funds are each deemed to be an individual operating and reporting segments and are not part of a consolidated reporting entity. The objective and strategy, as outlined in the Funds’ prospectus under the heading “Principal Investment Strategies,” are used by Vest Financial, LLCSM (the “Advisor”) to make investment decisions, and the results of the Funds’ operations, as shown in their Statements of Operations and Financial Highlights, is the information utilized for the day-to-day management of the Funds. The Funds and the Advisor are parties to expense agreements as disclosed in the Notes to the Financial Statements, and resources are not allocated to the Funds based on performance measurements. Due to the significance of oversight and its role in the Funds’ management, each Fund’s respective portfolio managers are deemed to be the Chief Operating Decision Maker.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

FINANCIAL STATEMENTS | April 30, 2026

THE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedApril 30, 2026 (unaudited)

Security Valuation

The Funds’ securities are valued at current market prices or fair value. Investments in securities traded on national securities exchanges are valued at the last reported sale price. For securities traded on the NASDAQ National Market System, the NASDAQ Official Closing Price will be used. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Investments in investment companies and money market funds are valued at net asset value per share. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith by the Funds’ advisor under procedures set by the Board of Trustees (the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of each of the Fund’s assets to the Advisor as the Valuation Designee pursuant to the Funds’ policies and procedures. Generally, trading in corporate bonds, US government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange (“NYSE”). The value of these securities used in computing the net asset value (“NAV”) is determined at such times.

FLexible EXchange® Options (“FLEX Options”) that traded close to the valuation time (typically, within one hour of the valuation time), such FLEX Options are valued at their executed market price. If a FLEX Option is not traded during this time, the FLEX Option will be valued by a Pricing Service that utilizes an options pricing model. Factors used by the model may include observable and unobservable inputs, including the strike price and maturity date of the FLEX Option, implied volatility, and the level of the underlying reference entity. Standardized listed options are valued at the last quoted sales price at the valuation time. If a standardized option is not traded on the valuation date, the option is priced at the mean of the last quoted bid and ask prices on the exchange at the valuation time.

Futures contracts are valued at the settlement price determined by the applicable US exchange on the date with respect to which the NAV is being determined, or if no settlement price is available, at the last sale price as of the close of business prior to the NAV determination on such day.

The Funds have a policy that contemplates the use of fair value pricing to determine the NAV per share of the Funds when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded, but prior to the time of which the Fund’s NAV is calculated, that is likely to have changed the value of the security. Since most of the Funds’ investments are traded on US securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Funds use fair value pricing to determine the NAV per share of the Funds, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used by the will be approved by the Board and results will be monitored by the Valuation Designee to evaluate accuracy. The Funds’ policy is intended to result in a calculation of the Funds’ NAV that fairly reflects security values as of the time of pricing.

Various inputs are used in determining the value of the Funds’ investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments).

FINANCIAL STATEMENTS | April 30, 2026

THE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedApril 30, 2026 (unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Funds’ investments as of April 30, 2026:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
10% Buffer
Assets:
Money Market Fund	$1,147,200	$—	$—	$1,147,200
Call Options Purchased	—	413,073,548	—	413,073,548
Put Options Purchased	—	9,416,552	—	9,416,552
	$1,147,200	$442,490,100	$—	$423,637,300

Liabilities:
Call Options Written	$—	$(12,250,705)	$—	$(12,250,705)
Put Options Written	—	(5,121,259)	—	(5,121,259)
	$—	$(17,371,964)	$—	$(17,371,964)

20% Buffer
Assets:
Money Market Fund	$846,604	$—	$—	$846,604
Call Options Purchased	—	131,250,976	—	131,250,976
Put Options Purchased	—	2,964,202	—	2,964,202
	$846,604	$134,215,178	$—	$135,061,782

Liabilities:
Call Options Written	$—	$(7,600,644)	$—	$(7,600,644)
Put Options Written	—	(891,738)	—	(891,738)
	$—	$(8,492,382)	$—	$(8,492,382)

Dividend Aristocrats
Assets:
Common Stocks	$49,984,951	$—	$—	$49,984,951
Money Market Fund	357,035			357,035
	$50,341,986	$—	$—	$50,341,986

Liabilities:
Call Options Written	$—	$(110,475)	$—	$(110,475)
	$—	$(110,475)	$—	$(110,475)

Bitcoin
Assets:
Money Market Fund	$921,154	$—	$—	$921,154
Call Options Purchased	—	3,249,300	—	3,249,300
	$921,154	$3,249,300	$—	$4,170,454

FINANCIAL STATEMENTS | April 30, 2026

THE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedApril 30, 2026 (unaudited)

Refer to each Fund’s Schedules of Investments for a listing of the securities by security type. The Funds held no Level 3 securities at any time during the six months ended April 30, 2026.

Security Transactions and Income

Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount or premiums are accreted or amortized to interest income using the effective interest method. The cost of securities sold is determined generally on a specific identification basis.

Cash

Cash, if any, consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Cash Deposits with Brokers and Due to Broker

Cash deposits with brokers are held as collateral for options written. As of April 30, 2026, $1,145, $101, and $2,973 were the cash deposits with brokers for 10% Buffer, 20% Buffer and Dividend Aristocrats Funds, respectively. As of April 30, 2026, there were no amounts due to broker.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

Each Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense when incurred.

Reclassification of Capital Accounts

Certain components of net assets are reclassified relating to permanent differences between financial and tax reporting. These reclassifications are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gains for federal income tax purposes and have no effect on net assets or net asset value per share. For the six months ended April 30, 2026, there were no such reclassifications. Vest Cayman Subsidiary I, as a wholly owned subsidiary of the Bitcoin Fund, is legally separate from the Bitcoin Fund and is treated as an independent company for taxation purposes.

FINANCIAL STATEMENTS | April 30, 2026

THE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedApril 30, 2026 (unaudited)

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Funds for the entire period for the effect of expenses applicable for each class. Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis as determined by the Board.

The 10% Buffer, 20% Buffer and Dividend Aristocrats Funds currently offer Class A, Class C, Class Y, Investor Class and Institutional Class Shares. The Bitcoin Fund currently offers Class Y, Investor Class and Institutional Class Shares. Class A Shares include a maximum front-end sales charge of 5.75%. Class A, Class C and Investor Class Shares include a maximum 2.00% redemption fee on the proceeds of certain redemptions on shares held for 30 days or less.

Derivatives

The Funds utilize derivatives to achieve their investment strategies. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Funds. The Funds could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Funds are unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. 10% Buffer, 20% Buffer, and Bitcoin use FLEX Options, whose customized exercise prices and expiration dates allow the Funds to more precisely implement its investment strategy than through what could be achieved through the use of standardized option contracts. Options are subject to equity price risk that arises from the possibility that equity security prices will fluctuate affecting the value of the options. The Bitcoin Fund may invest in exchange-traded Bitcoin futures contracts (whether directly or through the Vest Subsidiary). Futures contracts involve the risk of mispricing or improper valuation and the risk that changes in the value of a futures contract may not correlate perfectly with the underlying indicator. A liquid secondary market may not always exist for the Bitcoin Fund’s futures contract positions at any time. The Funds are subject to the requirements of Rule 18f-4 under the 1940 Act and have adopted policies and procedures to manage risks concerning their use of derivatives. The following are the derivatives held by each Fund on April 30, 2026:

Fund	Derivative	Value Asset Derivatives
10% Buffer	Call Options Purchased	$413,073,548
	Put Options Purchased	9,416,552
		$422,490,100	*

20% Buffer	Call Options Purchased	$131,250,976
	Put Options Purchased	2,964,202
		$134,215,178	*

Bitcoin	Call Options Purchased	$3,249,300	*

FINANCIAL STATEMENTS | April 30, 2026

THE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedApril 30, 2026 (unaudited)

Fund	Derivative	Value Liability Derivatives
10% Buffer	Call Options Written	$(12,250,705)
	Put Options Written	(5,121,259)
		$(17,371,964)**

20% Buffer	Call Options Written	$(7,600,644)
	Put Options Written	(891,738)
		$(8,492,382)**

Dividend Aristocrats	Call Options Written	$(110,475)**

*Statements of Assets and Liabilities location: Investments at value.

**Statements of Assets and Liabilities location: Options written at value.

The effect of derivative instruments on the Statements of Operations and whose underlying risk exposure is equity price risk for the 10% Buffer, 20% Buffer and Dividend Aristocrats Funds and commodity risk for the Bitcoin Fund for the six months ended April 30, 2026, are as follows:

Fund	Derivative	Realized Gain (Loss) On Derivatives*	Change in Unrealized Appreciation (Depreciation) Of Derivatives**
10% Buffer	Call Options Purchased	$2,999,665	$6,260,010
	Put Options Purchased	(9,733,406)	(566,328)
		$(6,733,741)	$5,693,682

	Call Options Written	$(2,100,823)	$6,861,501
	Put Options Written	5,473,585	704,840
		$3,372,762	$7,566,341

20% Buffer	Call Options Purchased	$2,178,020	$5,846,910
	Put Options Purchased	(1,696,978)	(1,653,352)
		$481,042	$4,193,558

	Call Options Written	$(1,569,201)	$2,081,490
	Put Options Written	1,014,343	127,893
		$(554,858)	$2,209,383

Dividend Aristocrats	Call Options Written	$923,528	$(25,404)

Bitcoin	Call Options Purchased	$642,558	$333,469
	Futures Contracts	$(6,676,257)	$611,888

*Statements of Operations location: Net realized gain (loss) on options purchased, options written, and futures contracts, respectively.

**Statements of Operations location: Net change in unrealized appreciation (depreciation) on options purchased, options written, and futures contracts, respectively.

FINANCIAL STATEMENTS | April 30, 2026

THE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedApril 30, 2026 (unaudited)

The following indicates the average monthly volume for the six months ended April 30, 2026, are as follows:

	Average Monthly Notional Value of:
Fund	Derivative	Notional Value
10% Buffer	Options Purchased	$817,245,404
	Options Written	(823,472,776)

20% Buffer	Options Purchased	133,817,952
	Options Written	(133,886,490)

Dividend Aristocrats	Options Written	(5,361,442)

Bitcoin	Options Purchased	2,161,662
	Futures Contracts	7,829,744

Options

Call options give the owner the right to buy a stock at a specific price (also called the strike price) over a given period of time. Put options give the owner the right, but not the obligation, to sell a stock at a specific price over a given period of time. A purchaser (holder) of an option pays a non-refundable premium to the seller (writer) of an option to obtain the right to buy/sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of an option, upon payment by the holder of the premium, has the obligation to sell/buy the security from the holder of the option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Funds realize a gain or loss from the sale of the security (or closing of the short sale). Options are not treated as hedging instruments under GAAP.

10% Buffer and 20% Buffer use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions. The Funds bear the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In a less liquid market for the FLEX Options, the Funds may have difficulty closing out certain FLEX Options positions at desired times and prices. The value of the FLEX Options may change with the implied volatility of the Reference Exchange Traded Funds (“ETF”), the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

10% Buffer aims to achieve its objective by seeking to capture returns, up to a maximum gain, generated by US large cap equity markets in rising markets, while seeking to cushion against losses in declining markets (i.e., a “buffer”). 10% Buffer seeks to accomplish its goals by investing in a portfolio of options-based buffered investment strategies.

FINANCIAL STATEMENTS | April 30, 2026

THE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedApril 30, 2026 (unaudited)

10% Buffer attempts to achieve its investment objective through the construction of twelve laddered portfolios of 10% buffer strategies (each a “10% Buffer Strategy”) that invest in exchange-traded FLEX Options linked to a US large cap equity index (the “Index”), such as the S&P 500® Index, or to an exchange traded fund (an “ETF”) that tracks the Index. Under normal market conditions, 10% Buffer will invest at least 80% of the value of its net assets (the “80% Test”) in a portfolio, or other investment companies that hold a portfolio, of FLEX Options linked to the Index and that are designed to replicate the returns of the twelve 10% Buffer Strategies. 10% Buffer Strategy seeks to provide investors with returns (before fees, expenses and taxes) that match the price return of the Index, up to a predetermined upside cap, while providing a buffer against the first 10% (before fees, expenses and taxes) of Index losses, over a defined one-year period. FLEX Options are customizable exchange-traded option contracts. For purposes of determining compliance with 10% Buffer’s 80% Test, 10% Buffer will only purchase FLEX Options on an Index, such as the S&P 500® Index, that is considered to measure the large cap universe of issuers in the United States. For purposes of calculating the valuing the FLEX Options position and assessing compliance with the 80% Test, 10% Buffer will consider the market value of its FLEX Options positions.

20% Buffer aims to achieve its objective by seeking to capture returns, up to a maximum gain, generated by US large cap equity markets in rising markets, while seeking to cushion against losses in declining markets (i.e., a “buffer”). 20% Buffer seeks to accomplish its goals by investing in a portfolio of options-based buffered investment strategies.

20% Buffer attempts to achieve its investment objective through the construction of twelve laddered portfolios of 20% buffer strategies (each a “20% Buffer Strategy”) that invest in exchange-traded FLEX Options linked to a US large cap equity index (the “Index”), such as the S&P 500® Index, or to an exchange traded fund (an “ETF”) that tracks the Index. Under normal market conditions, 20% Buffer will invest at least 80% of the value of its net assets (the “80% Test”) in a portfolio, or other investment companies that hold a portfolio, of FLEX Options linked to the Index and that are designed to replicate the returns of the twelve 20% Buffer Strategies. 20% Buffer Strategy seeks to provide investors with returns (before fees, expenses and taxes) that match the price return of the Index, up to a predetermined upside cap, while providing a buffer against the first 20% (before fees, expenses and taxes) of Index losses, over a defined one-year period. FLEX Options are customizable exchange-traded option contracts. For purposes of determining compliance with the Fund’s 80% Test, 20% Buffer will only purchase FLEX Options on an Index, such as the S&P 500® Index, that is considered to measure the large cap universe of issuers in the United States. For purposes of calculating the valuing the FLEX Options position and assessing compliance with the 80% Test, 20% Buffer will consider the market value of its FLEX Options positions.

Dividend Aristocrats is designed with the primary goal of generating an annualized level of income that is approximately 10% over the annual dividend yield of the S&P 500® Index and a secondary goal of generating limited capital appreciation based on returns of the equity components of the S&P 500® Index. The Index investment strategy includes, (1) buying an equally weighted portfolio of stocks of companies that are the members of the S&P 500® Dividend Aristocrats® Index and (2) partially writing hypothetical weekly US exchange-traded covered call options on each of the stocks.

Purchased option contracts – When the Funds purchase a call or put option, an amount equal to the total premium (the premium plus commission) paid by the Fund is recorded as an asset in the Funds’ Statements of Assets and Liabilities and is subsequently marked-to-market daily. Premiums paid in the purchase of options that expire are treated as realized losses. Premiums paid in the purchase of call options that are exercised will increase the cost of the underlying security purchased. Premiums paid in the purchase of put options that are exercised will decrease the proceeds used to calculate the realized capital gain or loss on the sale of the underlying security.

FINANCIAL STATEMENTS | April 30, 2026

THE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedApril 30, 2026 (unaudited)

Written option contracts – When the Funds write a call or put option, an amount equal to the net premium (the premium less the commission) received by the Funds are recorded in the Funds’ Statements of Assets and Liabilities and is subsequently marked-to-market daily. Premiums received from writing call and put options that expire are treated as realized capital gains. Premiums received from writing call options that are exercised will increase the proceeds used to calculate the realized capital gain or loss on the sale of the underlying security. Premiums received from writing put options that are exercised will decrease the basis of the underlying security purchased.

If a closing purchase or sale transaction is used to terminate a Fund’s obligation on an option, a capital gain or loss will be realized, depending upon whether the price of the closing transaction is more or less than the premium previously paid on the option purchased or received on the option written.

Futures Contracts

Futures contracts are financial contracts, the value of which depends on, or is derived from an underlying reference asset. In the case of Bitcoin Futures, the underlying reference asset is Bitcoin. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are paid when a futures contract is bought or sold and margin deposits must be maintained.

Consolidation of Subsidiary

The Bitcoin Fund may invest up to 25% of its total assets in its subsidiary, Vest Cayman Subsidiary I, a wholly-owned and controlled subsidiary formed under the laws of the Cayman Islands. The Consolidated Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and Financial Highlights of the Bitcoin Fund include the accounts of the Vest Cayman Subsidiary I. All inter-company accounts and transactions have been eliminated in the consolidation for the Bitcoin Fund. The Vest Cayman Subsidiary I is advised by the Advisor and acts as an investment vehicle in order to effect certain investments consistent with the Bitcoin Fund’s investment objectives and policies specified in the Bitcoin Fund’s prospectus and statement of additional information. The Vest Cayman Subsidiary I will generally invest in derivatives, including futures, and other investments intended to serve as margin or collateral for futures positions. The inception date of the Vest Cayman Subsidiary I was August 13, 2021. As of April 30, 2026, no net assets of the Bitcoin Fund were invested in the Vest Cayman Subsidiary I.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, the Advisor provides investment advisory services, and receives a monthly fee computed at an annual rate based on the daily net assets of each Fund. For Bitcoin Fund the rate is 1.00% and for the 10% Buffer, 20% Buffer and Dividend Aristocrats Fund the rate is computed in accordance with the following fee schedule:

Asset Breakpoint	Rate
$0-$249,999,999.99	0.75%
$250,000,000-$749,999,999.99	0.65%
$750,000,000-$1,499,999,999.99	0.60%
$1,500,000,000-$4,999,999,999.99	0.55%
>$5,000,000,000	0.50%

The Advisor has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Funds (exclusive of interest, fees payable pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses

FINANCIAL STATEMENTS | April 30, 2026

THE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedApril 30, 2026 (unaudited)

and dividend expense on short sales) to an annual rate of 0.95% of the average daily net assets of each class of 10% Buffer, 20% Buffer and Dividend Aristocrats, except for the Class Y Shares, where the Advisor has agreed to limit total expenses to 0.70% and 0.49%, respectively. Total expenses are limited to 0.99% of the average daily net assets of each class of Bitcoin, except for the Class Y Shares, where the Advisor has agreed to limit the total expenses to 0.89% and 0.49%, respectively. The Advisor may not terminate this expense limitation agreement prior to February 28, 2027 for 10% Buffer, 20% Buffer and Dividend Aristocrats and Bitcoin. Each waiver or reimbursement of an expense by the Advisor is subject to repayment by the Funds within three years following the date such waiver and/or reimbursement was made, provided that the Funds are able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

For the six months ended April 30, 2026, the Advisor earned and waived advisory fees and pursuant to the expense limitation arrangements as described below:

Fund		Management Fees Earned	Management Fees Waived	Expenses Reimbursed
10% Buffer	0.71%	$1,418,131	$265,488	$—
20% Buffer	0.75%	481,196	203,343	—
Dividend Aristocrats	0.75%	183,091	151,961	—
Bitcoin	1.00%	72,440	72,440	29,183

The total amount of recoverable reimbursements as of April 30, 2026, and expiration dates are as follows:

	Recoverable Reimbursements and Expiration Dates
Fund	2026	2027	2028	2029	Total
10% Buffer	$717,305	$717,843	$639,359	$265,488	$2,339,995
20% Buffer	151,913	217,284	344,440	203,343	916,980
Dividend Aristocrats	250,039	267,762	294,094	151,961	963,856
Bitcoin	82,890	99,776	169,121	101,623	453,410

The Board has adopted a Distribution and Service Plan for the Funds’ Investor Class, Class A and Class C Shares (collectively, the “12b-1 Plans”) in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the 12b-1 Plan, the Funds may finance from the assets of a particular Class certain activities or expenses that are intended primarily to result in the sale of shares of such class. The Funds finance these distribution and service activities through payments made to Foreside Fund Services, LLC (“Distributor”). The fee paid to the Distributor by each class is computed on an annualized basis reflecting the average daily net assets of a class, up to a maximum of 0.25% for Investor Class and Class A Shares expenses and 1.00% for Class C Shares expenses. Because these fees are paid out of a class’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

10% Buffer, 20% Buffer and Dividend Aristocrats have adopted a shareholder services plan with respect to their Investor Class, Institutional Class, Class A and Class C Shares. Under the shareholder services plan, 10% Buffer, 20% Buffer and Dividend Aristocrats may pay an authorized firm on an annualized basis, up to 0.25% of average daily net assets attributable to their customers who are shareholders. Bitcoin has adopted a shareholder services plan with respect to its Investor Class and Institutional Class pursuant to which Bitcoin may pay an authorized firm up to 0.25% on an annualized basis of its average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholders concerning their investment in the Funds; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in shares; (v) forwarding

FINANCIAL STATEMENTS | April 30, 2026

THE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedApril 30, 2026 (unaudited)

shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (vi) processing purchase, exchange and redemption requests from shareholder and placing orders with the Funds or their service providers; (vii) providing sub accounting with respect to shares beneficially owned by shareholders; and (viii) processing dividend payments from the Funds on behalf of shareholders.

Because the Funds have adopted the shareholder services plan to compensate authorized firms for providing the types of services described above, the Funds believe the shareholder services plan is not covered by Rule 12b-1 under the 1940 Act, which relates to payment of distribution fees. The Funds, however, follow the procedural requirements of Rule 12b-1 in connection with the implementation and administration of the shareholder services plan.

For the six months ended April 30, 2026, the following expenses were incurred:

Fund	Class	Type of Plan	Fees Incurred
10% Buffer	Institutional	Shareholder servicing	$136,684
10% Buffer	Investor	Shareholder servicing	17,638
10% Buffer	A	Shareholder servicing	4,497
10% Buffer	C	Shareholder servicing	3,303
10% Buffer	Investor	12b-1	17,638
10% Buffer	A	12b-1	7,495
10% Buffer	C	12b-1	22,022
20% Buffer	Institutional	Shareholder servicing	56,873
20% Buffer	Investor	Shareholder servicing	10,361
20% Buffer	A	Shareholder servicing	1,678
20% Buffer	C	Shareholder servicing	2,129
20% Buffer	Investor	12b-1	17,267
20% Buffer	A	12b-1	1,946
20% Buffer	C	12b-1	14,190
Dividend Aristocrats	Institutional	Shareholder servicing	14,478
Dividend Aristocrats	Investor	Shareholder servicing	3,129
Dividend Aristocrats	A	Shareholder servicing	3,275
Dividend Aristocrats	C	Shareholder servicing	4,211
Dividend Aristocrats	Investor	12b-1	5,214
Dividend Aristocrats	A	12b-1	1,602
Dividend Aristocrats	C	12b-1	10,210
Bitcoin	Institutional	Shareholder servicing	4,768
Bitcoin	Investor	Shareholder servicing	11,463
Bitcoin	Investor	12b-1	11,463

Commonwealth Fund Services, Inc. (“CFS”) acts as the Funds’ administrator, transfer and dividend disbursing agent and pricing agent. CFS provides shareholder, recordkeeping, administrative and blue-sky filing services. Fees to CFS are accrued daily and paid monthly. For the six months ended April 30, 2026, the following fees were paid to CFS by the Funds:

Fund	Administration	Transfer Agent	Accounting
10% Buffer	$166,169	$12,084	$17,502
20% Buffer	49,522	17,230	20,539

FINANCIAL STATEMENTS | April 30, 2026

THE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedApril 30, 2026 (unaudited)

Dividend Aristocrats	19,257	5,979	11,821
Bitcoin	6,049	3,947	4,954

The amounts reflected on the Statements of Operations for Administration, Transfer Agent and Accounting fees may include some out-of-pocket expenses not paid to CFS.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. J. Stephen King Jr. and Robert J. Rhatigan, each an Assistant Secretary of the Trust, are Partners of Practus LLP. None of the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Rhatigan receives any special compensation from the Trust or the Funds for serving as officers of the Trust.

The Funds’ Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Funds. For the six months ended April 30, 2026, Watermark received the following fees from the Funds:

10% Buffer	20% Buffer	Dividend Aristocrats	Bitcoin
$10,703	$6,733	$1,534	$939

NOTE 3 – INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sales of securities excluding than short-term securities for the six months ended April 30, 2026, were as follows:

Fund	Purchases	Sales
10% Buffer	$67,838,671	$26,966,154
20% Buffer	821,691	13,954,962
Dividend Aristocrats	99,237,015	95,358,271
Bitcoin	7,200,000	6,925,576

For the six months ended April 30, 2026, in-kind transactions associated with redemptions for 10% Buffer were $38,597,036 and the related realized gains were $15,253,924.

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The ASU requires public entities, on an annual basis, to provide income tax disclosures, including income taxes paid disaggregated by jurisdiction. This ASU also includes certain other amendments to improve the effectiveness of income tax disclosures. The ASU is effective for annual period beginning after December 15, 2024. Management has determined that there is no material impact of the ASU on the Funds’ financial statements.

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

The tax character of distributions for the six months ended April 30, 2026, and the year ended October 31, 2025, were as follows:

	Six Months Ended April 30, 2026
	10% Buffer	20% Buffer	Dividend Aristocrats	Bitcoin
Distributions paid from:
Ordinary income	$—	$—	$485,144	$1,772,947
Realized gains	—	—	3,013,997	—
	$—	$—	$3,499,141	$1,772,947

FINANCIAL STATEMENTS | April 30, 2026

THE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedApril 30, 2026 (unaudited)

	Year Ended October 31, 2025
	10% Buffer	20% Buffer	Dividend Aristocrats	Bitcoin
Distributions paid from:
Ordinary income	$—	$—	$2,592,417	$1,291,644
Realized gains	—	—	3,536,415	—
	$—	$—	$6,128,832	$1,291,644

As of April 30, 2026, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

	10% Buffer	20% Buffer	Dividend Aristocrats	Bitcoin
Accumulated net investment income (accumulated deficits)	$(4,478,003)	$(1,419,362)	$(86,829)	$32,726
Accumulated net realized gain (loss)	7,342,577	(1,583,731)	(7,967,381)	(5,421,811)
Net unrealized appreciation (depreciation)	98,074,001	31,895,711	9,475,443	333,469
	$100,938,575	$28,892,618	$1,421,233	$(5,055,616)

Cost of investments for Federal Income tax purposes, inclusive of premiums received from written options, and the related tax-based net unrealized appreciation (depreciation) consists of:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
10% Buffer	$308,191,335	$117,050,638	$(18,976,637)	$98,074,001
20% Buffer	94,673,689	39,489,152	(7,593,441)	31,895,711
Dividend Aristocrats	40,756,068	9,501,415	(25,972)	9,475,443
Bitcoin	3,836,985	333,469	—	333,469

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Capital stock transactions were:

10% Buffer
	Six Months Ended April 30, 2026
	Institutional Class	Investor Class	Class A	Class C	Class Y
Shares sold	1,381,434	17,375	58,058	24,515	1,966,798
Shares redeemed	(2,126,519)	(66,533)	(19,321)	(22,463)	(2,032,383)
Net increase (decrease)	(745,085)	(49,158)	38,737	2,052	(65,585)

10% Buffer
	Year Ended October 31, 2025
	Institutional Class	Investor Class	Class A	Class C	Class R*	Class Y
Shares sold	3,715,414	83,169	14,686	37,804	388	7,058,877
Shares redeemed	(3,488,636)	(567,076)	(18,743)	(142,113)	(1,381)	(10,087,546)
Net increase (decrease)	226,778	(483,907)	(4,057)	(104,309)	(993)	(3,028,669)

FINANCIAL STATEMENTS | April 30, 2026

THE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedApril 30, 2026 (unaudited)

20% Buffer
	Six Months Ended April 30, 2026
	Institutional Class	Investor Class	Class A	Class C	Class Y
Shares sold	1,607,009	42,521	158,620	20,195	272,153
Shares redeemed	(2,545,522)	(192,731)	(14,613)	(134,963)	(180,964)
Net increase (decrease)	(938,513)	(150,210)	144,007	(114,768)	91,189

20% Buffer
	Year Ended October 31, 2025
	Institutional Class	Investor Class	Class A	Class C	Class R*	Class Y
Shares sold	5,707,792	192,868	50,476	91,915	—	2,112,028
Shares redeemed	(3,756,244)	(152,181)	(34,038)	(76,118)	(1)	(3,952,200)
Net increase (decrease)	1,951,548	40,687	16,438	15,797	(1)	(1,840,172)

Dividend Aristocrats
	Six Months Ended April 30, 2026
	Institutional Class	Investor Class	Class A	Class C	Class Y
Shares sold	384,201	81,649	—	—	66,302
Shares reinvested	105,621	24,943	7,576	9,768	159,953
Shares redeemed	(183,093)	(94,211)	(25,719)	(3,459)	(79,859)
Net increase (decrease)	306,729	12,381	(18,143)	6,309	146,396

Dividend Aristocrats
	Year Ended October 31, 2025
	Institutional Class	Investor Class	Class A	Class C	Class R*	Class Y
Shares sold	245,477	178,887	459	—	—	369,274
Shares reinvested	150,060	39,562	19,413	14,765	—	287,640
Shares redeemed	(727,163)	(248,743)	(112,037)	(20,966)	(1)	(1,101,298)
Net increase (decrease)	(331,626)	(30,294)	(92,165)	(6,201)	(1)	(444,394)

Bitcoin
	Six Months ended April 30, 2026
	Institutional Class	Investor Class	Class Y
Shares sold	130,593	201,702	8,884
Shares reinvested	20,570	54,946	8,940
Shares redeemed	(133,177)	(236,471)	(487)
Net increase (decrease)	17,986	20,177	17,337

FINANCIAL STATEMENTS | April 30, 2026

THE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedApril 30, 2026 (unaudited)

Bitcoin
	Year Ended October 31, 2025
	Institutional Class	Investor Class	Class R*	Class Y
Shares sold	462,811	657,455	11,834	31,862
Shares reinvested	10,016	31,465	28	5,781
Shares redeemed	(367,727)	(444,572)	(28,139)	(9,135)
Net increase (decrease)	105,100	244,348	(16,277)	28,507

*The Class liquidated on October 30, 2025.

NOTE 6 – RISKS OF INVESTING IN THE FUND

It is important that you closely review and understand the risks of investing in the Funds. The Funds’ NAV and investment return will fluctuate based upon changes in the value of their portfolio securities. You could lose money on your investment in the Funds, and the Funds could underperform other investments. There is no guarantee that the Funds will meet their investment objectives. An investment in the Funds is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A complete description of the principal risks is included in the Funds’ prospectus under the heading “Principal Risks.”

NOTE 7 – PORTFOLIO TURNOVER RATE RISK

A fund with a high rate of portfolio turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income. A fund with a high rate of portfolio turnover may also pay more brokerage commissions and may be more likely to incur other transaction costs (including imputed transaction costs), which may detract from performance. The Funds’ portfolio turnover rate and the amount of brokerage commissions it pays and transactions costs it incurs will vary over time based on market conditions.

NOTE 8 – REORGANIZATION

At a meeting held on October 29, 2025, the Board of the Trust approved an Agreement and Plan of Reorganization (the “Plan”) for each of the Vest 10% Buffer, 20% Buffer, Dividend Aristocrats, and Bitcoin Funds (collectively, the “Target Funds”). Pursuant to the Plan, each Target Fund will reorganize into a newly created corresponding series of First Trust Series Fund (the “Acquiring Funds”). The Board recommended that shareholders approve the Reorganizations and authorized Trust management to submit the proposals for shareholder approval.

Under the Plan, each Target Fund will transfer all of its assets to its corresponding Acquiring Fund in exchange solely for shares of the Acquiring Fund and the assumption of all liabilities by the Acquiring Fund. The Target Fund will then distribute the Acquiring Fund shares to its shareholders in complete liquidation. Shareholders of each Target Fund will receive shares of the corresponding Acquiring Fund with an aggregate net asset value equal to the net asset value of their Target Fund shares immediately prior to the Reorganization.

The Board determined that each Reorganization is in the best interests of the respective Target Funds and that shareholders’ interests will not be diluted as a result of the Reorganizations. The trustees of First Trust Series Fund also determined that each Reorganization is in the best interests of the Acquiring Funds and that no dilution will occur. The Advisor recommended the Reorganizations, and following completion, First Trust Advisors L.P. will serve as investment advisor and Vest Financial, LLCSM as sub-adviser to the Acquiring Funds. The Reorganizations are expected to qualify as tax-free reorganizations for federal income tax purposes, and no sales charges or redemption fees will be imposed. If shareholder approval is not obtained, the Reorganizations will not be completed and alternative actions may be considered.

FINANCIAL STATEMENTS | April 30, 2026

THE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedApril 30, 2026 (unaudited)

NOTE 9 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statements of Assets and Liabilities through the date on which these financial statements were issued and, except as noted above, has noted no additional items require disclosure.

FINANCIAL STATEMENTS | April 30, 2026

THE VEST FAMILY OF FUNDS
Supplemental Information (unaudited)

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

Not applicable.

Remuneration paid to Directors, Officers, and others of open-end management investment companies.

See the Statements of Operations and Note 2 for remuneration paid to Officers. See the Statements of Operations for remuneration paid to Trustees.

Statement Regarding Basis for Approval of Investment Advisory Agreement.

Not applicable.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7, Note 2 which includes remuneration paid to Officers and the Statements of Operations which include remuneration paid to Trustees.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

 Not applicable because it is not a closed-end management investment company.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable because it is not a closed-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Code of Ethics in response to Item 2 of this Form N-CSR – Not applicable.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 – Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: July 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: July 6, 2026

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: July 6, 2026

* Print the name and title of each signing officer under his or her signature.